================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08727

                   SunAmerica Senior Floating Rate Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             Harborside 5, 185 Hudson Street, Jersey City, NJ 07311
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  John T. Genoy
                              Senior Vice President
                        SunAmerica Asset Management, LLC
                         Harborside 5, 185 Hudson Street
                              Jersey City, NJ 07311
                   -------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period: December 31, 2018

================================================================================

Item 1. Reports to Stockholders

                                                             ANNUAL REPORT 2018

AIG
Senior Floating
Rate Fund

                                    [GRAPHIC]





Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from a Fund electronically by calling 800-858-8850 or contacting your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. If your account is held directly at the Fund, you can inform the Fund that you wish to receive paper copies of reports by calling 800-858-8850. If your account is held through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive paper will apply to all AIG Funds in which you are invested and may apply to all funds held with your financial intermediary.


[LOGO]

                                aig.com/funds

                        TABLE OF CONTENTS


          SHAREHOLDERS' LETTER....................................   2
          EXPENSE EXAMPLE.........................................   4
          STATEMENT OF ASSETS AND LIABILITIES.....................   6
          STATEMENT OF OPERATIONS.................................   7
          STATEMENT OF CHANGES IN NET ASSETS......................   8
          FINANCIAL HIGHLIGHTS....................................   9
          PORTFOLIO OF INVESTMENTS................................  10
          NOTES TO FINANCIAL STATEMENTS...........................  23
          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.  38
          DIRECTORS AND OFFICERS INFORMATION......................  39
          SHAREHOLDER TAX INFORMATION.............................  41
          COMPARISON: FUND VS. INDEX..............................  43

        DECEMBER 31, 2018                                          ANNUAL REPORT

        SHAREHOLDERS' LETTER -- (unaudited)

Dear Shareholders:

We are pleased to present this annual report for the AIG Senior Floating Rate Fund (the "Fund") for the 12 months ended December 31, 2018.

Overall, fixed income markets posted flat to modestly negative returns during the annual period, as volatility heightened dramatically. During the first three quarters of 2018, sovereign yields outside of Europe generally moved higher, driven by continued global economic growth momentum and rising inflation expectations. Government bonds enjoyed short-lived periods of strength, however, amid escalating tensions between the U.S. and its trade partners and bouts of elevated political uncertainty in Europe. Most non-government bond sectors underperformed government bonds for the first half of the year. Corporate bonds struggled on a pickup in equity market volatility, lower demand as U.S. firms repatriated overseas funds, higher currency hedging costs, concerns about increased leverage and heavy supply from an increase in mergers and acquisitions. The notable exception was high yield corporate bonds, which posted positive returns on continued demand for income and a scarcity of supply. Corporate bonds as a whole then rebounded in the third quarter amid favorable earnings trends, positive economic data and light supply. However, sharp declines in select emerging market currencies sparked fears of emerging market contagion, before policymakers intervened with various stabilization measures. The U.S. dollar came under pressure amid protectionist rhetoric from the U.S. President during the first calendar quarter but then rallied versus most currencies during the second and third quarters of 2018, as strong U.S. economic data releases reinforced expectations that U.S. policy rates were likely to continue to move higher.

In the fourth quarter of 2018, sovereign yields declined across most markets amid a spike in equity market volatility and increased concerns about global economic growth. Geopolitical risks remained elevated despite some seemingly positive developments, including a U.S. and China trade war truce, U.K. Prime Minister Theresa May's survival of a no-confidence vote, and a budget compromise between Italy and the European Union. Corporate bonds underperformed by a wide margin, owing to unresolved political issues in Europe and a sharp sell-off in energy prices. The Japanese yen and U.S. dollar gained versus most developed market currencies.

Meanwhile, on the monetary policy front, the U.S. Federal Reserve (the "Fed") raised interest rates four times during the annual period -- in March, June, September and December 2018 -- as expected. Through most of the year, the Fed had upgraded its economic growth and employment projections and shifted inflation expectations higher, but by the end of the year had set expectations for a slower pace of tightening in 2019. Elsewhere, global monetary policies diverged. The European Central Bank ended its quantitative easing program as anticipated in December 2018 but pledged to keep policy rates unchanged at least through the summer of 2019. The People's Bank of China unexpectedly cut its reserve requirement ratio for most banks to free up lending for small businesses and subsequently announced a significant change in its reserve requirement for banks to help stabilize its currency. The Bank of Canada raised its interest rates three times. The Bank of England increased its interest rates once but then left its rates unchanged as the U.K. negotiated terms of its exit from the European Union. The Bank of Japan amended its yield-curve targeting policy to allow longer-term bond yields to fluctuate more freely around its 0% target. Although Sweden's central bank embarked on a tightening cycle for the first time since 2011, its policy rates remained below zero.

Although bank loan deal quality weakened, the sector's overall credit fundamentals remained stable -- elevated interest coverage helped to mitigate higher leverage -- and bank loan valuations appeared attractive, in our view. Technicals, or supply/demand factors, remained favorable as well. Bank loan mutual funds experienced outflows of $13.4 billion during the fourth quarter of 2018, but inflows during the first three quarters of the year brought the annual figure to an outflow of approximately $0.3 billion./*/ Gross U.S. collateralized loan obligation ("CLO") volume, one of the main sources of demand for bank loans, totaled $27.9 billion for the fourth calendar quarter, bringing total gross volume to $128.9 billion for the

        DECEMBER 31, 2018                                          ANNUAL REPORT

12-month period.+ The trailing 12-month loan default rate, examined by principal amount, was 1.63% at the end of the annual period, as compared to 1.84% at the end of 2017.++

On the following pages, you will find a brief discussion regarding the Fund's annual results. You will also find financial statements and portfolio information for the Fund for the annual period ended December 31, 2018.

As always, we remain diligent in the management of your assets. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

THE AIG SENIOR FLOATING RATE FUND PORTFOLIO MANAGER
Jeffrey W. Heuer
Wellington Management Company LLP



--------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

*  Source: Lipper, Inc.

+  Source: S&P Leveraged Commentary & Data.

++ Source: JP Morgan.

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of an active trading market, in certain cases, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities (e.g., unsecured loans or high yield securities) that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        EXPENSE EXAMPLE -- DECEMBER 31, 2018 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of the AIG Senior Floating Rate Fund (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and account maintenance fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2018 and held until December 31, 2018.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2018" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended December 31, 2018" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2018" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2018" column would have been higher and the "Ending Account Value" column would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended December 31, 2018" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2018" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan document and/or materials from your financial adviser for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2018" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, qualified retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        EXPENSE EXAMPLE -- DECEMBER 31, 2018 -- (UNAUDITED) (CONTINUED)


                                      ACTUAL                                             HYPOTHETICAL
               ----------------------------------------------------- -----------------------------------------------------
                                     ENDING                                            ENDING ACCOUNT
                                  ACCOUNT VALUE     EXPENSES PAID                       VALUE USING       EXPENSES PAID
                  BEGINNING       USING ACTUAL        DURING THE        BEGINNING    A HYPOTHETICAL 5%      DURING THE
                ACCOUNT VALUE       RETURN AT      SIX MONTHS ENDED   ACCOUNT VALUE   ANNUAL RETURN AT   SIX MONTHS ENDED
               AT JULY 1, 2018  DECEMBER 31, 2018 DECEMBER 31, 2018* AT JULY 1, 2018 DECEMBER 31, 2018* DECEMBER 31, 2018*
               ---------------  ----------------- ------------------ --------------- ------------------ ------------------
AIG Senior Floating Rate Fund#
   Class A....    $1,000.00          $979.61            $5.59           $1,000.00        $1,019.56            $5.70
   Class C....    $1,000.00          $977.58            $7.63           $1,000.00        $1,017.49            $7.78
   Class W....    $1,000.00          $980.53            $4.59           $1,000.00        $1,020.57            $4.69




               ANNUALIZED
                EXPENSE
                 RATIO*
               ----------
AIG Senior Floating Rate Fund#
   Class A....    1.12%
   Class C....    1.53%
   Class W....    0.92%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial advisor for more information.
# During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2018" and the "Annualized Expense Ratio" would have been higher.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 2018

                                                                         AIG
                                                                       SENIOR
                                                                    FLOATING RATE
                                                                        FUND
                                                                    -------------
ASSETS:
Investments at value (unaffiliated)*............................... $231,238,539
Repurchase agreements (cost approximates value)....................    8,905,000
Cash...............................................................    1,082,430
Foreign cash*......................................................    1,773,901
Due from broker....................................................          860
Receivable for:
  Fund shares sold.................................................    1,596,727
  Dividends and interest...........................................    1,246,680
  Investments sold.................................................    1,787,604
  Investments sold on an extended settlement basis.................    3,236,954
Prepaid expenses and other assets..................................        6,675
Due from investment adviser for expense reimbursements/fee waivers.      309,950
Unrealized appreciation on forward foreign currency contracts......       34,478
Unrealized appreciation on swap contracts..........................           --
                                                                    ------------
  Total assets.....................................................  251,219,798
                                                                    ------------
LIABILITIES:
Payable for:
  Fund shares redeemed.............................................    1,634,427
  Investments purchased............................................      477,736
  Investments purchased on an extended settlement basis............   10,743,636
  Investment advisory and management fees..........................      171,526
  Distribution and service maintenance fees........................       97,703
  Administration fees..............................................       61,754
  Transfer agent fees and expenses.................................       62,177
  Directors' fees and expenses.....................................        1,135
  Other accrued expenses...........................................      252,416
Dividends payable..................................................      141,398
Commitments (Note 10)..............................................       54,207
Unrealized depreciation on swap contracts..........................           --
                                                                    ------------
  Total liabilities................................................   13,698,115
                                                                    ------------
   Net Assets...................................................... $237,521,683
                                                                    ============
NET ASSETS REPRESENTED BY:
Common stock, $0.01 par value...................................... $    308,263
Additional paid-in capital.........................................  277,319,370
                                                                    ------------
                                                                     277,627,633
Total distributable earnings (loss)................................  (40,105,950)
                                                                    ------------
   Net Assets...................................................... $237,521,683
                                                                    ============
CLASS A:
Net assets......................................................... $113,868,572
Shares outstanding.................................................   14,777,636
Net asset value and redemption price per share..................... $       7.71
Maximum sales charge (3.75% of offering price).....................         0.30
                                                                    ------------
Maximum offering price to public................................... $       8.01
                                                                    ============
CLASS C:
Net assets......................................................... $ 95,038,275
Shares outstanding.................................................   12,342,081
Net asset value, offering and redemption price per share
  (excluding any applicable contingent deferred sales charges)..... $       7.70
                                                                    ============
CLASS W:
Net assets......................................................... $ 28,614,836
Shares outstanding.................................................    3,706,613
Net asset value, offering and redemption price per share........... $       7.72
                                                                    ============
*COST
  Investments securities (unaffiliated)............................ $246,354,783
                                                                    ============
  Foreign cash..................................................... $  1,773,747
                                                                    ============

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 2018

                                                                                        AIG
                                                                                      SENIOR
                                                                                   FLOATING RATE
                                                                                       FUND
                                                                                   -------------
INVESTMENT INCOME:
Interest (unaffiliated)........................................................... $ 12,556,210
Dividends (unaffiliated)..........................................................       45,162
Facility and other fee income (Note 2)............................................      326,113
                                                                                   ------------
   Total investment income........................................................   12,927,485
                                                                                   ------------
EXPENSES:
Investment advisory and management fees...........................................    2,028,361
Administrative fees...............................................................      477,261
Distribution and account maintenance fees:
  Class A.........................................................................      378,689
  Class C.........................................................................      809,441
Service fees:
  Class W.........................................................................       32,405
Transfer agent fees and expenses:
  Class A.........................................................................      254,374
  Class C.........................................................................      250,335
  Class W.........................................................................       46,981
Registration fees:
  Class A.........................................................................       33,344
  Class C.........................................................................       31,161
  Class W.........................................................................       18,821
Accounting service fees...........................................................       17,837
Custodian and accounting fees.....................................................       79,331
Reports to shareholders...........................................................      127,470
Audit and tax fees................................................................      117,081
Legal fees........................................................................       41,038
Directors' fees and expenses......................................................       70,312
Interest expense..................................................................           14
Other expenses....................................................................       27,619
                                                                                   ------------
   Total expenses before fee waivers and expense reimbursements...................    4,841,875
   Fees waived and expenses reimbursed by investment adviser (Note 5).............   (1,541,884)
                                                                                   ------------
   Net expenses...................................................................    3,299,991
                                                                                   ------------
Net investment income (loss)......................................................    9,627,494
                                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments (unaffiliated)......................................................   (1,770,888)
  Forward contracts...............................................................      532,328
  Swap contracts..................................................................       56,495
Net realized foreign exchange gain (loss) on other assets and liabilities.........      (46,172)
                                                                                   ------------
Net realized gain (loss) on investments and foreign currencies....................   (1,228,237)
                                                                                   ------------
Change in unrealized appreciation (depreciation) on:
  Investments (unaffiliated)......................................................  (10,081,356)
  Forward contracts...............................................................       84,699
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.       23,634
                                                                                   ------------
Net unrealized gain (loss) on investments and foreign currencies..................   (9,973,023)
                                                                                   ------------
Net realized and unrealized gain (loss) on investments and foreign currencies.....  (11,201,260)
                                                                                   ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $ (1,573,766)
                                                                                   ============

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                                      AIG
                                                                                                SENIOR FLOATING
                                                                                                   RATE FUND
                                                                                          --------------------------
                                                                                            FOR THE       FOR THE
                                                                                           YEAR ENDED    YEAR ENDED
                                                                                          DECEMBER 31,  DECEMBER 31,
                                                                                              2018          2017
                                                                                          ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)........................................................... $  9,627,494  $  9,603,218
  Net realized gain (loss) on investments and foreign currencies.........................   (1,228,237)   (2,626,477)
  Net unrealized gain (loss) on investments and foreign currencies.......................   (9,973,023)    3,842,840
                                                                                          ------------  ------------
Net increase (decrease) in net assets resulting from operations..........................   (1,573,766)   10,819,581
                                                                                          ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:(1)
  Distributable earnings (Class A).......................................................   (4,860,861)   (4,380,612)
  Distributable earnings (Class C).......................................................   (4,268,732)   (4,997,645)
  Distributable earnings (Class W).......................................................   (1,010,466)     (251,108)
                                                                                          ------------  ------------
Total distributions to shareholders......................................................  (10,140,059)   (9,629,365)
                                                                                          ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 3).      197,672   (39,480,646)
                                                                                          ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................  (11,516,153)  (38,290,430)
NET ASSETS:
Beginning of period......................................................................  249,037,836   287,328,266
                                                                                          ------------  ------------
End of period............................................................................ $237,521,683  $249,037,836
                                                                                          ============  ============

--------
(1)The prior year amounts have been restated to reflect the adoption of the amendments to Rule 6-09.3 of Regulation S-X. Below are the amounts as stated in the December 31, 2017 audited annual report.

               DISTRIBUTIONS TO SHAREHOLDERS FROM:
                 Net investment income (Class A)... $(4,380,612)
                 Net investment income (Class C)...  (4,997,645)
                 Net investment income (Class W)...    (251,108)
                                                    -----------
               Total distributions to shareholders. $(9,629,365)
                                                    -----------

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        FINANCIAL HIGHLIGHTS

                                                            AIG SENIOR FLOATING RATE FUND
                                                            -----------------------------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                        DIVIDENDS           NET               NET     RATIO OF
               ASSET                 (BOTH               DIVIDENDS   FROM NET           ASSET            ASSETS,   EXPENSES
              VALUE,      NET      REALIZED   TOTAL FROM  FROM NET   REALIZED    TOTAL  VALUE,           END OF   TO AVERAGE
   PERIOD    BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT  GAINS ON   DISTRI- END OF   TOTAL   PERIOD      NET
   ENDED     OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME   INVESTMENTS BUTIONS PERIOD RETURN(2) (000'S)  ASSETS(3)
------------ --------- ---------- ----------- ---------- ---------- ----------- ------- ------ --------- -------- ----------
                                                                     CLASS A
                                                                     -------
12/31/14       $8.34     $0.31      $(0.29)     $ 0.02     $(0.31)   $     --   $(0.31) $8.05     0.20%  $150,966    1.45%
12/31/15        8.05      0.33       (0.44)      (0.11)     (0.33)         --    (0.33)  7.61    (1.42)   114,375    1.45
12/31/16        7.61      0.31        0.44        0.75      (0.30)         --    (0.30)  8.06    10.08    131,640    1.45
12/31/17        8.06      0.30        0.03        0.33      (0.30)         --    (0.30)  8.09     4.14     93,346    1.45
12/31/18        8.09      0.33       (0.36)      (0.03)     (0.35)         --    (0.35)  7.71    (0.41)   113,869    1.22
                                                                     CLASS C
                                                                     -------
12/31/14       $8.34     $0.29      $(0.30)     $(0.01)    $(0.28)   $     --   $(0.28) $8.05    (0.10)% $217,174    1.75%
12/31/15        8.05      0.31       (0.45)      (0.14)     (0.31)         --    (0.31)  7.60    (1.85)   172,236    1.75
12/31/16        7.60      0.29        0.44        0.73      (0.28)         --    (0.28)  8.05     9.76    155,688    1.75
12/31/17        8.05      0.28        0.03        0.31      (0.27)         --    (0.27)  8.09     3.96    135,902    1.75
12/31/18        8.09      0.31       (0.38)      (0.07)     (0.32)         --    (0.32)  7.70    (0.90)    95,038    1.61
                                                                     CLASS W
                                                                     -------
04/20/17 @ -
12/31/17       $8.11     $0.25      $(0.03)     $ 0.22     $(0.22)   $     --   $(0.22) $8.11     2.69%  $ 19,790    1.25%(4)
12/31/18        8.11      0.35       (0.37)      (0.02)     (0.37)         --    (0.37)  7.72    (0.34)    28,615    1.02



  RATIO OF
     NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(3) TURNOVER
------------- ---------


    3.73%        65%
    4.14         48
    3.95         60
    3.69         68
    4.21         44


    3.44%        65%
    3.84         48
    3.68         60
    3.38         68
    3.77         44



    3.72%(4)     68%
    4.43         44

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3)Net of the following expense waivers and/or reimbursements, if applicable (based on average daily net assets) (see Note 5):

                            12/31/14 12/31/15 12/31/16 12/31/17  12/31/18
                            -------- -------- -------- --------  --------
       Class A.............   0.32%    0.34%    0.33%    0.38%     0.64%
       Class C.............   0.41     0.44     0.42     0.48      0.65
       Class W.............     --       --       --     0.50(4)   0.69

(4)Annualized
@  Inception date of class.

See Notes to Financial Statements

        AIG SENIOR FLOATING RATE FUND
        PORTFOLIO PROFILE -- DECEMBER 31, 2018 -- (UNAUDITED)

      INDUSTRY ALLOCATION*
      Hotels, Restaurants & Leisure...............................   7.7%
      IT Services.................................................   6.4
      Health Care Providers & Services............................   6.1
      Software....................................................   5.7
      Commercial Services & Supplies..............................   5.3
      Media.......................................................   5.3
      Machinery...................................................   5.2
      Oil, Gas & Consumable Fuels.................................   4.9
      Containers & Packaging......................................   4.8
      Insurance...................................................   4.0
      Chemicals...................................................   3.9
      Repurchase Agreements.......................................   3.7
      Specialty Retail............................................   2.3
      Diversified Telecommunication Services......................   2.2
      Pharmaceuticals.............................................   2.1
      Trading Companies & Distributors............................   2.1
      Diversified Financial Services..............................   1.8
      Food Products...............................................   1.7
      Construction & Engineering..................................   1.6
      Entertainment...............................................   1.6
      Registered Investment Companies.............................   1.5
      Consumer Finance............................................   1.2
      Semiconductors & Semiconductor Equipment....................   1.2
      Health Care Equipment & Supplies............................   1.1
      Building Products...........................................   1.1
      Internet & Direct Marketing Retail..........................   1.1
      Metals & Mining.............................................   1.1
      Capital Markets.............................................   1.1
      Personal Products...........................................   1.0
      Electronic Equipment, Instruments & Components..............   1.0
      Construction Materials......................................   0.9
      Road & Rail.................................................   0.9
      Real Estate Investment Trusts...............................   0.9
      Textiles, Apparel & Luxury Goods............................   0.9
      Wireless Telecommunication Services.........................   0.9
      Professional Services.......................................   0.9
      Household Products..........................................   0.7
      Industrial Conglomerates....................................   0.6
      Aerospace & Defense.........................................   0.6
      Food & Staples Retailing....................................   0.6
      Life Sciences Tools & Services..............................   0.6
      Leisure Products............................................   0.6
      Energy Equipment & Services.................................   0.6
      Diversified Consumer Services...............................   0.4
      Banks.......................................................   0.3
      Household Durables..........................................   0.3
      Multiline Retail............................................   0.2
      Communications Equipment....................................   0.2
      Electric Utilities..........................................   0.2
      Multi Utilities.............................................   0.0
                                                                   -----
                                                                   101.1%
                                                                   =====

      CREDIT QUALITY+#
      Baa3........................................................   1.4%
      Baa2........................................................   0.4
      Ba3.........................................................  16.3
      Ba2.........................................................  15.5
      Ba1.........................................................   2.7
      B3..........................................................   9.5
      B2..........................................................  22.4
      B1..........................................................  24.2
      Caa3........................................................   0.1
      Caa2........................................................   3.8
      Caa1........................................................   3.5
      Not Rated@ .................................................   0.2
                                                                   -----
                                                                   100.0%
                                                                   =====

--------
*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Moody's
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG SENIOR FLOATING RATE FUND
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2018

                                                    RATINGS/(1)/
                                                    ------------
                                                                 INTEREST    REFERENCE     MATURITY    PRINCIPAL     VALUE
          INDUSTRY DESCRIPTION               TYPE   MOODY'S S&P    RATE        RATE       DATE/(2)/    AMOUNT**     (NOTE 2)
------------------------------------------------------------------------------------------------------------------------------
LOANS(3)(4) -- 90.1%
AEROSPACE & DEFENSE -- 0.6%
  TransDigm Group, Inc.................... BTL-F     Ba2     B+    5.02%     1 ML+2.50%   06/09/2023 $   1,129,668 $ 1,064,359
  TransDigm Group, Inc.................... BTL-E     Ba2     B+    5.02      1 ML+2.50%   05/30/2025       451,587     425,057
                                                                                                                   -----------
                                                                                                                     1,489,416
                                                                                                                   -----------
BUILDING PRODUCTS -- 1.1%
  NCI Building Systems, Inc............... BTL-B      B2     B+    6.18      3 ML+3.75%   04/12/2025     1,264,735   1,150,909
  Wilsonart LLC........................... BTL-D      B2     B+    6.06      3 ML+3.25%   12/19/2023     1,509,831   1,441,888
                                                                                                                   -----------
                                                                                                                     2,592,797
                                                                                                                   -----------
CAPITAL MARKETS -- 1.1%
  Aretec Group, Inc....................... 1st Lien   B2     B-    6.77      1 ML+4.25%   10/01/2025       695,000     670,674
  NFP Corp................................ BTL-B      B2     B     5.52      1 ML+3.00%   01/08/2024       841,535     793,847
  Russell Investments U.S. Institutional
   Holdco, Inc............................ BTL-B     Ba2    BB-    5.77      1 ML+3.25%   06/01/2023     1,110,029   1,079,503
                                                                                                                   -----------
                                                                                                                     2,544,024
                                                                                                                   -----------
CHEMICALS -- 3.9%
  Allnex (Lux) & Cy SCA................... BTL-B2     B1     B     5.96      3 ML+3.25%   09/13/2023       332,069     325,012
  Allnex USA, Inc......................... BTL-B3     B1     B     5.96      3 ML+3.25%   09/13/2023       250,188     244,872
  Chemours Co............................. BTL-B     Baa3   BBB-   4.28      1 ML+1.75%   04/03/2025       352,885     337,887
  CTC AcquiCo GmbH(15).................... BTL-B1     B2     B     2.75      3 ME+2.75%   03/07/2025  EUR  400,036     447,226
  DuBois Chemicals, Inc................... 1st Lien   B1     B-    5.76      1 ML+3.25%   03/15/2024       983,554     944,212
  H.B. Fuller Company..................... BTL-B     Ba2    BB+    4.47      1 ML+2.00%   10/20/2024       946,071     886,153
  LTI Holdings, Inc....................... 1st Lien   B2     B-    6.02      1 ML+3.50%   09/06/2025       613,462     578,188
  LTI Holdings, Inc....................... 2nd Lien  Caa2   CCC+   9.27      1 ML+6.75%   09/06/2026       265,000     243,358
  MacDermid, Inc.......................... BTL-B6     B2    BB-    5.52      1 ML+3.00%   06/07/2023       502,087     492,046
  Messer Industries GmbH.................. BTL-B1     B1    BB-     TBD                   10/01/2025       815,000     776,288
  Messer Industries GmbH.................. BTL-B2     B1    BB-     TBD                   10/01/2025  EUR  220,000     247,969
  Minerals Technologies, Inc.............. BTL-B     Ba2    BB+  4.72-4.78   1 ML+2.25%   02/14/2024       678,601     654,851
  Minerals Technologies, Inc.............. BTL-B     Ba2    BB+    5.08      3 ML+2.25%   02/14/2024       188,187     181,600
  Platform Specialty Products Corp........ BTL       Ba2     BB     TBD                   11/15/2025       445,000     429,425
  Starfruit Finco BV(15).................. BTL-B      B1     B+    3.75      6 ME+3.75%   10/01/2025  EUR  165,000     185,937
  Starfruit Finco BV...................... BTL-B      B1     B+    5.60      1 ML+3.25%   10/01/2025       415,000     388,025
  Tronox Blocked Borrower LLC............. BTL-B     Ba3    BB-    5.52      1 ML+3.00%   09/23/2024       286,948     278,237
  Tronox Finance LLC...................... BTL-B     Ba3    BB-    5.52      1 ML+3.00%   09/23/2024       662,187     642,085
  U.S. Coating Acquisition, Inc........... BTL-B3    Ba1    BBB-   4.55      3 ML+1.75%   06/01/2024       456,550     429,157
  WR Grace & Co........................... BTL-B1    Ba1    BBB-   4.55      3 ML+1.75%   04/03/2025       185,588     179,556
  WR Grace & Co........................... BTL-B2    Ba1    BBB-   4.56      3 ML+1.75%   04/03/2025       318,150     307,810
                                                                                                                   -----------
                                                                                                                     9,199,894
                                                                                                                   -----------
COMMERCIAL SERVICES & SUPPLIES -- 5.3%
  ADS Waste Holdings, Inc................. BTL-B3    Ba3    BB+    4.67      1 WL+2.25%   11/10/2023       979,028     939,052
  APX Group, Inc.......................... BTL-B      B1     B-    7.50      2 ML+5.00%   04/01/2024     1,170,648   1,131,139
  APX Group, Inc.......................... BTL-B      B1     B-    9.50    USFRBPLR+4.00% 04/01/2024         1,414       1,366
  Blitz F18-675 GmbH(15).................. BTL-B1     B1     B+    3.75      3 ME+3.75%   07/31/2025  EUR  450,000     512,494
  Blitz F18-675 GmbH(15).................. BTL-B2     B1     B+    3.75      3 ME+3.75%   07/31/2025  EUR1,355,000   1,543,176
  Brickman Group, Ltd..................... BTL-B      B1    BB-  5.00-5.02   1 ML+2.50%   08/15/2025     1,247,240   1,187,997
  Clean Harbors, Inc...................... BTL-B     Ba1    BBB-   4.27      1 ML+1.75%   06/28/2024       544,685     524,259
  Grizzly Acquisition, Inc................ BTL-B     Ba3    BB+    5.65      3 ML+3.25%   10/01/2025       982,537     960,430
  KAR Auction Services, Inc............... BTL-B5    Ba2    BB-    5.31      3 ML+2.50%   03/09/2023       431,714     419,482
  PSAV Holdings LLC....................... 1st Lien   B2     B-    5.77      1 ML+3.25%   03/01/2025       847,040     798,335
  PSAV Holdings LLC....................... 1st Lien   B2     B-  5.96-6.05   3 ML+3.25%   03/01/2025       911,924     859,488
  PSAV Holdings LLC....................... 2nd Lien  Caa2   CCC    9.78      3 ML+7.25%   09/01/2025       870,000     822,150
  Quad Graphics, Inc...................... BTL-B     Ba2    BB-     TBD                   12/18/2025       685,000     666,163
  USAGM Holdco LLC........................ BTL        B2     B-    6.77      1 ML+4.25%   07/28/2022       840,000     800,625
  Verisure Holding AB..................... BTL-B      B1     B      TBD                   10/21/2022     1,290,000   1,457,387
                                                                                                                   -----------
                                                                                                                    12,623,543
                                                                                                                   -----------

        AIG SENIOR FLOATING RATE FUND
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2018 -- (CONTINUED)

                                                         RATINGS/(1)/
                                                         ------------
                                                                       INTEREST  REFERENCE   MATURITY    PRINCIPAL     VALUE
             INDUSTRY DESCRIPTION                 TYPE   MOODY'S S&P     RATE      RATE     DATE/(2)/    AMOUNT**     (NOTE 2)
-------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.2%
  Lumentum Holdings............................ 1st Lien  Ba2     BB     TBD                08/07/2025 $     580,000 $  558,250
                                                                                                                     ----------
CONSTRUCTION & ENGINEERING -- 1.2%
  Brand Energy & Infrastructure Services, Inc.. BTL        B3     B   6.73-6.76% 3 ML+4.25% 06/21/2024     1,817,263  1,718,222
  Gopher Sub, Inc.............................. 2nd Lien  Caa2   CCC     9.27    1 ML+6.75% 02/02/2026       190,000    178,600
  Hamilton Holdco, LLC......................... BTL-B     Ba1    BB+     4.81    3 ML+2.00% 07/02/2025       626,850    598,642
  Verra Mobility Corporation................... 1st Lien   B2     B+     6.27    1 ML+3.75% 02/28/2025       462,011    448,151
                                                                                                                     ----------
                                                                                                                      2,943,615
                                                                                                                     ----------
CONSTRUCTION MATERIALS -- 0.9%
  Quikrete Holdings, Inc....................... 1st Lien   B1    BB-     5.27    1 ML+2.75% 11/15/2023     1,403,846  1,333,654
  Summit Materials LLC......................... BTL-B     Ba2    BBB-    4.52    1 ML+2.00% 11/21/2024       900,900    860,923
                                                                                                                     ----------
                                                                                                                      2,194,577
                                                                                                                     ----------
CONSUMER FINANCE -- 0.9%
  Capital Automotive LP........................ 2nd Lien   B3    CCC+    8.52    1 ML+6.00% 03/24/2025       447,501    442,187
  GreenSky Holdings, Inc....................... BTL-B      B1     B+     5.81    1 ML+3.25% 03/31/2025     1,736,875  1,671,742
                                                                                                                     ----------
                                                                                                                      2,113,929
                                                                                                                     ----------
CONTAINERS & PACKAGING -- 4.0%
  Berlin Packaging LLC......................... BTL-B      B3     B-  5.35-5.53  1 ML+3.00% 11/07/2025       592,285    560,450
  Berlin Packaging LLC......................... BTL-B      B3     B-     5.81    3 ML+3.00% 11/07/2025        35,250     33,355
  Berry Plastics Holding Corp.................. BTL-Q     Ba2    BBB-    4.39    1 ML+2.00% 10/01/2022     2,228,913  2,163,438
  Crown Americas LLC(15)....................... BTL-B     Baa2   BBB-    2.38    1 ME+2.38% 04/03/2025  EUR  388,052    442,626
  Crown Americas LLC........................... BTL-B     Baa2   BBB-    4.48    1 ML+2.00% 04/03/2025       401,135    398,210
  Flex Acquisition Co., Inc.................... 1st Lien   B1     B      5.35    1 ML+3.00% 12/29/2023     1,526,750  1,433,237
  Flex Acquisition Co., Inc.................... BTL        B1     B      5.60    1 ML+3.25% 06/29/2025       498,750    472,150
  Plastipak Holdings, Inc...................... BTL-B     Ba3    BB-     5.03    1 ML+2.50% 10/14/2024       627,062    598,845
  ProAmpac PG Borrower LLC..................... 1st Lien   B3     B      5.98    1 ML+3.50% 11/18/2023       377,117    361,089
  ProAmpac PG Borrower LLC..................... 1st Lien   B3     B   6.02-6.14  3 ML+3.50% 11/18/2023       660,049    631,997
  ProAmpac PG Borrower LLC..................... 2nd Lien  Caa2   CCC+   11.14    3 ML+8.50% 11/18/2024       385,000    373,450
  Reynolds Group Holdings, Inc................. BTL        B1     B+     5.27    1 ML+2.75% 02/05/2023     2,078,382  1,977,581
                                                                                                                     ----------
                                                                                                                      9,446,428
                                                                                                                     ----------
DIVERSIFIED CONSUMER SERVICES -- 0.4%
  Belron Finance US LLC........................ BTL-B     Ba3     BB     5.11    3 ML+2.50% 11/13/2025       600,000    577,500
  Weight Watchers International, Inc........... BTL-B     Ba2    BB-     7.56    3 ML+4.75% 11/29/2024       517,750    509,984
                                                                                                                     ----------
                                                                                                                      1,087,484
                                                                                                                     ----------
DIVERSIFIED FINANCIAL SERVICES -- 1.8%
  Financial & Risk US Holdings, Inc.(15)....... BTL-B      B2     B      4.00    6 ME+4.00% 10/01/2025  EUR  100,000    112,212
  Financial & Risk US Holdings, Inc............ BTL-B      B2     B      6.27    1 ML+3.75% 10/01/2025       570,000    531,240
  NAB Holdings LLC............................. BTL        B2     B      5.80    3 ML+3.00% 07/01/2024       740,653    703,620
  Nets Holding AS(15).......................... BTL-B1E    B1     B      3.00    3 ME+3.00% 02/06/2025  EUR  798,159    900,774
  Trans Union LLC.............................. BTL-B4    Ba2    BB+     4.52    1 ML+2.00% 06/19/2025       736,300    707,155
  Vantiv LLC................................... BTL-B3    Ba2    BBB-    4.17    1 WL+1.75% 10/14/2023        23,322     22,390
  Vantiv LLC................................... BTL-B3    Ba2    BBB-    4.19    1 ML+1.75% 10/14/2023       461,919    443,442
  Vantiv LLC................................... BTL-B4    Ba2    BBB-    4.19    1 ML+1.75% 08/09/2024       818,191    783,076
                                                                                                                     ----------
                                                                                                                      4,203,909
                                                                                                                     ----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.2%
  MTN Infrastructure TopCo, Inc................ BTL-B      B2     B      5.52    1 ML+3.00% 11/15/2024     1,483,287  1,412,831
  Numericable Group SA......................... BTL-B12    B2     B      6.14    1 ML+3.69% 01/31/2026     1,494,197  1,380,731
  Telenet Bidco NV............................. BTL-AN    Ba3    BB-     4.71    1 ML+2.25% 08/15/2026     1,020,000    967,980
  Zacapa SARL.................................. BTL-B      B2     B-     7.80    3 ML+5.00% 07/02/2025       533,663    526,992
  Zayo Group LLC............................... BTL       Ba2     BB     4.77    1 ML+2.25% 01/19/2024       906,388    867,111
                                                                                                                     ----------
                                                                                                                      5,155,645
                                                                                                                     ----------

        AIG SENIOR FLOATING RATE FUND
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2018 -- (CONTINUED)

                                                         RATINGS/(1)/
                                                         ------------
                                                                      INTEREST REFERENCE   MATURITY    PRINCIPAL     VALUE
          INDUSTRY DESCRIPTION                 TYPE      MOODY'S S&P    RATE     RATE     DATE/(2)/    AMOUNT**     (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.2%
  Pike Corp.............................. BTL-B            B2     B    6.03%   1 ML+3.50% 03/23/2025 $     450,449 $  440,314
                                                                                                                   ----------
ENTERTAINMENT -- 1.6%
  Crown Finance US, Inc.(15)............. BTL              B1    BB-   2.63    1 ME+2.63% 02/28/2025  EUR  416,850    466,959
  Crown Finance US, Inc.................. BTL              B1    BB-   5.02    1 ML+2.50% 02/28/2025     1,017,312    962,378
  Delta 2 (Lux) SARL..................... BTL-B            B2     B+   5.02    1 ML+2.50% 02/01/2024     2,000,951  1,880,894
  NAI Entertainment Holdings LLC......... BTL-B            B1     BB   5.03    1 ML+2.50% 05/08/2025       478,800    447,678
                                                                                                                   ----------
                                                                                                                    3,757,909
                                                                                                                   ----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.0%
  Avantor, Inc........................... 1st Lien         B2     B    6.57    3 ML+3.75% 11/21/2024       470,751    455,452
  Immucor, Inc........................... BTL-B3           B1     B-   7.80    3 ML+5.00% 06/15/2021       981,479    961,849
  Lifescan Global Corporation............ 1st Lien         B2     B+   8.40    3 ML+6.00% 10/01/2024       750,000    703,125
  Resideo Funding, Inc................... BTL-B           Ba2    BBB-  4.49    3 ML+2.00% 10/24/2025       305,000    293,944
                                                                                                                   ----------
                                                                                                                    2,414,370
                                                                                                                   ----------
ENERGY EQUIPMENT & SERVICES -- 0.6%
  Paragon Offshore, Ltd.(5)(6)+.......... Escrow Holding   NR     NR   6.00               07/18/2021         4,516          0
  Philadelphia Energy Solutions LLC(8)... BTL-C            B2     B-   9.30    3 ML+3.50% 12/31/2022       740,474    625,700
  Seadrill Partners Finco LLC............ BTL-B           Caa2   CCC+  8.82    3 ML+6.00% 02/21/2021       887,144    685,319
                                                                                                                   ----------
                                                                                                                    1,311,019
                                                                                                                   ----------
FOOD & STAPLES RETAILING -- 0.6%
  SF CC Intermediate Holdings, Inc....... BTL             Caa1    B    6.02    1 ML+3.50% 11/15/2022       575,000    527,084
  U.S. Foods, Inc........................ BTL-B           Ba3    BBB-  4.52    1 ML+2.00% 06/27/2023       985,009    931,654
                                                                                                                   ----------
                                                                                                                    1,458,738
                                                                                                                   ----------
FOOD PRODUCTS -- 1.7%
  CHG PPC Parent LLC..................... BTL-B            B2     B    5.27    1 ML+2.75% 03/31/2025       427,850    408,597
  Hearthside Food Solutions LLC.......... BTL-B            B2     B-   6.21    1 ML+3.69% 05/23/2025       497,500    474,491
  Hostess Brands LLC..................... BTL-B            B1    BB-   4.77    1 ML+2.25% 08/03/2022       637,127    603,478
  Hostess Brands LLC..................... BTL-B            B1    BB-   4.78    3 ML+2.25% 08/03/2022       929,926    880,815
  Pinnacle Operating Corp.(13)........... BTL             Caa2    NR   11.52   1 ML+7.25% 11/15/2021       757,814    621,408
  Post Holdings, Inc..................... BTL             Ba2     BB   4.51    1 ML+2.00% 05/24/2024     1,036,570    998,994
                                                                                                                   ----------
                                                                                                                    3,987,783
                                                                                                                   ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.1%
  Agiliti Health, Inc.................... BTL-B            B1     B     TBD               01/04/2026       465,000    448,725
  Kinetic Concepts, Inc.................. BTL-B            B1     B    6.05    3 ML+3.25% 02/02/2024       827,400    794,304
  Ortho Clinical Diagnostics SA.......... BTL-B            B1     B-   5.76    1 ML+3.25% 06/30/2025       453,758    420,521
  Sotera Health Holdings, LLC............ BTL-B            B1     B    5.52    1 ML+3.00% 05/15/2022     1,096,873  1,046,600
                                                                                                                   ----------
                                                                                                                    2,710,150
                                                                                                                   ----------

        AIG SENIOR FLOATING RATE FUND
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2018 -- (CONTINUED)

                                                          RATINGS/(1)/
                                                          ------------
                                                                       INTEREST REFERENCE   MATURITY    PRINCIPAL     VALUE
           INDUSTRY DESCRIPTION                  TYPE     MOODY'S S&P    RATE     RATE     DATE/(2)/    AMOUNT**     (NOTE 2)
-------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 6.1%
  Air Medical Group Holdings, Inc........... BTL-B1         B1     B    5.68%   1 ML+3.25% 04/28/2022 $     246,713 $   228,562
  Catalent Pharma Solutions, Inc............ BTL-B         Ba2     BB   4.77    1 ML+2.25% 05/20/2024       719,919     697,122
  Change Healthcare Holdings, Inc........... BTL-B         Ba3     B+   5.27    1 ML+2.75% 03/01/2024     1,196,955   1,134,614
  CHS/Community Health Systems, Inc......... BTL-H         Caa1    B-   5.96    3 ML+3.25% 01/27/2021       427,436     408,415
  Dental Corp. Perfect Smile ULC............ 1st Lien       B2     B-   6.27    1 ML+3.75% 06/06/2025       494,824     481,835
  Dental Corp. Perfect Smile ULC(7)......... Delayed Draw   B2     B-   3.75               06/06/2025        54,207      52,784
  Dental Corp. Perfect Smile ULC............ 1st Lien       B2     B-   6.27    1 ML+3.75% 06/06/2025        69,867      68,033
  DuPage Medical Group, Ltd................. 1st Lien       B1     B    5.27    1 ML+2.75% 08/15/2024       914,416     877,839
  DuPage Medical Group, Ltd................. 2nd Lien      Caa1   CCC+  9.50    1 ML+7.00% 08/15/2025       748,968     718,073
  Envision Healthcare Corp.................. 1st Lien       B1     B+   6.27    1 ML+3.75% 10/10/2025     2,065,000   1,923,318
  Gentiva Health Services, Inc.............. BTL-B          B1     B    6.31    1 ML+3.75% 07/02/2025       789,822     766,127
  Gentiva Health Services, Inc.............. BTL-B2        Caa1   CCC+  9.56    1 ML+7.00% 07/02/2026       145,000     143,913
  Healogics, Inc............................ 1st Lien       B3     B-   7.01    3 ML+4.25% 07/01/2021       967,747     874,198
  MPH Acquisition Holdings LLC.............. BTL-B          B1     B+   5.55    3 ML+2.75% 06/07/2023     1,826,052   1,715,576
  NVA Holdings, Inc......................... BTL-B3         B2     B    5.27    1 ML+2.75% 02/02/2025       707,251     664,816
  One Call Corporation...................... BTL-B1         B2    CCC+  7.71    1 ML+5.25% 11/25/2022       467,418     411,561
  Pharmaceutical Product Development, Inc... BTL-B         Ba3     B    5.02    1 ML+2.50% 08/18/2022     1,496,143   1,416,764
  Sound Inpatient Physicians................ 1st Lien      Ba3     B    5.27    1 ML+2.75% 06/27/2025       472,625     457,265
  Sound Inpatient Physicians................ 2nd Lien       B3    CCC+  9.27    1 ML+6.75% 06/26/2026       205,000     197,313
  Surgery Center Holdings, Inc.............. 1st Lien       B1     B    5.78    1 ML+3.25% 09/02/2024       797,481     757,109
  U.S. Renal Care, Inc...................... BTL-B          B2     B    7.05    3 ML+4.25% 12/30/2022       619,369     588,710
                                                                                                                    -----------
                                                                                                                     14,583,947
                                                                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 7.5%
  8th Avenue Food & Provisions, Inc......... 1st Lien       B2     B    6.10    1 ML+3.75% 10/01/2025       425,000     414,906
  8th Avenue Food & Provisions, Inc......... 2nd Lien      Caa1   CCC+  10.10   1 ML+7.75% 10/01/2026       270,000     265,950
  Aramark Services, Inc..................... BTL-B3        Ba1    BBB-  4.27    1 ML+1.75% 03/11/2025       596,904     577,256
  Boyd Gaming Corp.......................... BTL-B3        Ba3     BB   4.67    1 WL+2.25% 09/15/2023       938,916     894,709
  Caesars Entertainment Operating Co., Inc.. BTL-B         Ba3     BB   4.52    1 ML+2.00% 10/06/2024     2,123,550   2,006,755
  Caesars Resort Collection LLC............. BTL-B         Ba3     BB   5.27    1 ML+2.75% 12/22/2024     2,918,013   2,786,702
  CityCenter Holdings LLC................... BTL-B          B1    BB-   4.77    1 ML+2.25% 04/18/2024     1,490,991   1,408,986
  Eldorado Resorts LLC...................... BTL-B         Ba1     BB   4.75    2 ML+2.25% 04/17/2024     1,385,638   1,312,891
  Four Seasons Holdings, Inc................ 1st Lien      Ba3     BB   4.52    1 ML+2.00% 11/30/2023       607,600     579,119
  Golden Entertainment, Inc................. 1st Lien       B1     B+   5.53    1 ML+3.00% 10/21/2024     1,955,250   1,862,376
  Golden Entertainment, Inc................. 2nd Lien      Caa1   CCC+  9.53    1 ML+7.00% 10/20/2025     1,075,000   1,021,250
  Hilton Worldwide Finance LLC.............. BTL-B2        Baa3   BBB-  4.26    1 ML+1.75% 10/25/2023       591,190     567,543
  IRB Holding Corp.......................... BTL-B          B2     B    5.68    1 ML+3.25% 02/05/2025       384,033     365,471
  Lindblad Expeditons, Inc.................. BTL            B2     BB   6.02    1 ML+3.50% 03/27/2025     1,552,200   1,543,469
  Lindblad Expeditons, Inc.................. CTL            B2     BB   6.02    1 ML+3.50% 03/27/2025       388,050     385,867
  Penn National Gaming, Inc................. BTL-B         Ba2     BB   4.71    1 ML+2.25% 10/15/2025       705,000     677,430
  Scientific Games International, Inc....... BTL-B5        Ba3     B+   5.25    2 ML+2.75% 08/14/2024       467,645     437,949
  Scientific Games International, Inc....... BTL-B5        Ba3     B+   5.27    1 ML+2.75% 08/14/2024       111,901     104,795
  Station Casinos, Inc...................... BTL-B         Ba3    BB-   5.03    1 ML+2.50% 06/08/2023       688,061     662,581
                                                                                                                    -----------
                                                                                                                     17,876,005
                                                                                                                    -----------
HOUSEHOLD DURABLES -- 0.3%
  Installed Building Products, Inc.......... BTL-B2         B1     BB   5.02    1 ML+2.50% 04/15/2025       681,381     644,757
                                                                                                                    -----------
HOUSEHOLD PRODUCTS -- 0.7%
  Diamond (BC) BV(15)....................... BTL            B1     B    3.25    3 ME+3.25% 09/06/2024  EUR  207,900     229,070
  Diamond (BC) BV........................... BTL            B1     B    5.53    3 ML+3.00% 09/06/2024       905,850     833,382
  Energizer Holdings, Inc................... BTL-B         Ba1    BB+    TBD               06/20/2025       305,000     294,325
  Prestige Brands, Inc...................... BTL-B4        Ba3     BB   4.52    1 ML+2.00% 01/26/2024       264,952     253,857
                                                                                                                    -----------
                                                                                                                      1,610,634
                                                                                                                    -----------

        AIG SENIOR FLOATING RATE FUND
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2018 -- (CONTINUED)

                                                      RATINGS/(1)/
                                                      ------------
                                                                   INTEREST   REFERENCE     MATURITY  PRINCIPAL    VALUE
           INDUSTRY DESCRIPTION                TYPE   MOODY'S S&P    RATE       RATE       DATE/(2)/  AMOUNT**    (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.3%
  Ameriforge Group, Inc..................... BTL        NR     NR   9.80%     3 ML+7.00%   06/08/2022 $  106,440 $   105,854
  UTEX Industries, Inc...................... 1st Lien   B3    CCC+  6.52      1 ML+4.00%   05/22/2021    681,337     620,869
                                                                                                                 -----------
                                                                                                                     726,723
                                                                                                                 -----------
INSURANCE -- 3.8%
  Asurion LLC............................... BTL-B4    Ba3     B+   5.52      1 ML+3.00%   08/04/2022    855,494     819,991
  Asurion LLC............................... BTL-B6    Ba3     B+   5.52      1 ML+3.00%   11/03/2023    844,571     806,918
  Asurion LLC............................... 2nd Lien   B3     B-   9.02      1 ML+6.50%   08/04/2025  1,480,000   1,435,600
  Asurion LLC............................... BTL-B7    Ba3     B+   5.52      1 ML+3.00%   11/03/2024  1,014,900     966,692
  Compass Investments, Inc.................. BTL-B      B2     B    5.80      3 ML+3.00%   05/16/2024  2,143,669   2,018,264
  Genworth Financial, Inc................... BTL       Ba3     B+   6.96      1 ML+4.50%   03/07/2023    367,225     362,635
  Hub International, Ltd.................... BTL-B      B2     B    5.24      3 ML+2.75%   04/25/2025    980,075     922,904
  Sedgwick Claims Management Services, Inc.. BTL-B      B2     B     TBD                   12/31/2025  1,730,000   1,650,709
                                                                                                                 -----------
                                                                                                                   8,983,713
                                                                                                                 -----------
INTERNET & DIRECT MARKETING RETAIL -- 1.1%
  Acosta, Inc............................... BTL       Caa1   CCC+  5.77      1 ML+3.25%   09/26/2021    802,042     482,562
  Lands' End, Inc........................... BTL-B      B3     B-   5.77      1 ML+3.25%   04/04/2021    914,432     863,377
  Rodan & Fields, LLC....................... BTL-B      B1     BB   6.46      1 ML+4.00%   06/06/2025    562,175     511,579
  Shutterfly, Inc........................... BTL-B2    Ba3    BB-   5.28      1 ML+2.75%   08/17/2024    746,255     720,136
                                                                                                                 -----------
                                                                                                                   2,577,654
                                                                                                                 -----------
IT SERVICES -- 6.4%
  Blackhawk Network Holdings, Inc........... 1st Lien   B1     B    5.52      1 ML+3.00%   06/15/2025    900,475     854,701
  CCC Information Services, Inc............. 1st Lien   B2     B    5.53      1 ML+3.00%   04/26/2024    650,100     617,595
  EVERTEC Group LLC......................... BTL-B      B2     B+   6.02      1 ML+3.50%   11/27/2024  1,225,000   1,200,500
  EVO Payments International LLC............ 1st Lien   B2     B    5.76      1 ML+3.25%   12/22/2023  1,798,542   1,733,345
  First Data Corp........................... BTL       Ba2     BB   4.50      1 ML+2.00%   04/26/2024  2,681,026   2,555,910
  First Data Corp........................... BTL       Ba2     BB   4.50      1 ML+2.00%   07/08/2022  1,052,759   1,007,140
  Global Payments, Inc...................... BTL-B3    Ba2    BBB-  4.27      1 ML+1.75%   04/21/2023    946,362     906,141
  Go Daddy Operating Co. LLC................ BTL-B     Ba3    BB-   4.77      1 ML+2.25%   02/15/2024    983,926     938,420
  Tempo Acquisition LLC..................... BTL-B      B1     B    5.52      1 ML+3.00%   05/01/2024  1,002,108     955,760
  Web.com Group, Inc........................ BTL-B      B2     B+   6.17      3 ML+3.75%   10/10/2025    510,000     489,919
  Web.com Group, Inc........................ 2nd Lien  Caa2   CCC+  10.17     3 ML+7.75%   10/09/2026    813,512     801,309
  WEX, Inc.................................. BTL-B2    Ba3    BB-   4.77      1 ML+2.25%   06/30/2023  1,584,670   1,521,283
  Xerox Business Services LLC............... BTL-B     Ba3    BB+   5.02      1 ML+2.50%   12/07/2023  1,744,400   1,648,458
                                                                                                                 -----------
                                                                                                                  15,230,481
                                                                                                                 -----------
LEISURE PRODUCTS -- 0.6%
  Hayward Industries, Inc................... 1st Lien   B3     B    6.02      1 ML+3.50%   08/05/2024    400,935     383,895
  SRAM LLC.................................. BTL-B      B1     B+   5.22      3 ML+2.75%   03/15/2024    524,751     498,514
  SRAM LLC.................................. BTL-B      B1     B+   5.37      2 ML+2.75%   03/15/2024    517,361     491,493
  SRAM LLC.................................. BTL-B      B1     B+   7.25    USFRBPLR+1.75% 03/15/2024     21,571      20,492
                                                                                                                 -----------
                                                                                                                   1,394,394
                                                                                                                 -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.6%
  PAREXEL International Corp................ BTL-B      B1     B    5.27      1 ML+2.75%   09/27/2024    646,812     582,940
  Syneos Health, Inc........................ BTL-B     Ba2     BB   4.52      1 ML+2.00%   08/01/2024    848,195     816,741
                                                                                                                 -----------
                                                                                                                   1,399,681
                                                                                                                 -----------

        AIG SENIOR FLOATING RATE FUND
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2018 -- (CONTINUED)

                                                  RATINGS/(1)/
                                                  ------------
                                                               INTEREST   REFERENCE   MATURITY    PRINCIPAL     VALUE
         INDUSTRY DESCRIPTION              TYPE   MOODY'S S&P    RATE       RATE     DATE/(2)/    AMOUNT**     (NOTE 2)
-------------------------------------------------------------------------------------------------------------------------
MACHINERY -- 5.2%
  AI Alpine US Bidco, Inc............... BTL-B      B2     B     5.81%   3 ML+3.25%  10/31/2025 $     390,000 $   371,475
  Altra Industrial Motion Corp.......... BTL-B     Ba2    BB-    4.52    1 ML+2.00%  10/01/2025       999,851     949,858
  Brookfield WEC Holdings, Inc.......... 1st Lien   B2     B     6.27    1 ML+3.75%  08/01/2025       960,000     926,640
  Brookfield WEC Holdings, Inc.......... 2nd Lien  Caa1    B-    9.27    1 ML+6.75%  08/03/2026       295,000     289,100
  CIRCOR International, Inc............. 1st Lien   B1     B+    5.92    1 ML+3.50%  12/11/2024     1,003,795     948,587
  Columbus McKinnon Corp................ BTL-B     Ba2    BB-    5.30    3 ML+2.50%  01/31/2024       888,622     859,742
  Crosby US Acquisition Corp............ 1st Lien  Caa1    B-    5.50    1 ML+3.00%  11/23/2020     1,003,123     932,905
  Gardner Denver, Inc................... BTL-B     Ba3    BB+    3.00    1 ME+3.00%  07/30/2024  EUR1,037,862   1,169,807
  Gardner Denver, Inc................... BTL-B     Ba3    BB+    5.27    1 ML+2.75%  07/30/2024       970,371     936,003
  Navistar International Corp........... BTL-B     Ba3     B+    5.89    1 ML+3.50%  11/06/2024       927,987     888,548
  NN, Inc............................... BTL        B2     B     5.77    1 ML+3.25%  04/02/2021     1,660,050   1,606,098
  Pro Mach Group, Inc................... BTL-B      B2     B-    5.43    1 ML+3.00%  03/07/2025       744,375     707,156
  Utility One Source LP................. BTL-B      B2     B   8.00-8.02 1 ML+5.50%  04/18/2023       715,619     712,041
  WireCo WorldGroup, Inc................ 1st Lien   B3     B+    7.52    1 ML+5.00%  09/30/2023       610,937     603,046
  Zodiac Pool Solutions LLC............. BTL-B     Ba3     BB    4.77    1 ML+2.25%  07/02/2025       437,800     418,829
                                                                                                              -----------
                                                                                                               12,319,835
                                                                                                              -----------
MEDIA -- 5.3%
  Advantage Sales & Marketing LLC....... 1st Lien   B1     B     5.77    1 ML+3.25%  07/23/2021       685,904     602,738
  Advantage Sales & Marketing LLC....... 2nd Lien  Caa1   CCC+   9.02    1 ML+6.50%  07/25/2022     1,000,000     780,000
  Altice Financing SA................... 1st Lien   B2     B+    5.22    3 ML+2.75%  01/31/2026     1,277,100   1,181,318
  Charter Communications Operating LLC.. BTL-B     Ba1    BBB-   4.53    1 ML+2.00%  04/30/2025       657,290     628,369
  CSC Holdings, Inc..................... BTL-B     Ba2     BB    4.71    1 ML+2.25%  07/17/2025       502,966     472,788
  CSC Holdings, Inc..................... BTL-B     Ba2     BB    4.96    1 ML+2.50%  01/25/2026       696,500     664,577
  Gray Television, Inc.................. BTL-C     Ba2     BB     TBD                11/02/2025     1,745,000   1,680,185
  Houghton Mifflin Harcourt Publishing
   Company.............................. BTL-B     Caa2    B     5.52    1 ML+3.00%  05/31/2021       648,320     585,920
  ION Media Networks, Inc............... BTL-B3     B1    BB-    5.28    1 ML+2.75%  12/18/2020     2,251,045   2,183,513
  NEP Group, Inc........................ BTL        B1     B+    5.77    1 ML+3.25%  10/20/2025       200,000     191,750
  NEP Group, Inc.(6).................... 2nd Lien  Caa1   CCC+   9.52    1 ML+7.00%  10/19/2026       595,000     553,350
  Unitymedia Hessen GmbH & Co. KG....... BTL-B     Ba3    BB-    4.71    1 ML+2.25%  09/30/2025     1,000,000     962,812
  Univision Communications, Inc......... BTL-C5     B2     B     5.27    1 ML+2.75%  03/15/2024       747,876     673,463
  UPC Financing Partnership............. BTL-AR    Ba3     BB    4.96    1 ML+2.50%  01/15/2026       416,456     395,633
  Virgin Media Bristol LLC.............. BTL-K     Ba3    BB-    4.96    1 ML+2.50%  01/15/2026       500,000     473,000
  Ziggo Secured Finance Partnership..... BTL-E      B1    BB-    4.96    1 ML+2.50%  04/15/2025       500,000     470,313
                                                                                                              -----------
                                                                                                               12,499,729
                                                                                                              -----------
METALS & MINING -- 0.6%
  American Rock Salt Co. LLC............ 1st Lien   B3     B     6.27    1 ML+3.75%  03/21/2025     1,489,518   1,437,385
                                                                                                              -----------
MULTILINE RETAIL -- 0.2%
  Neiman Marcus Group Ltd. LLC.......... BTL       Caa2   CCC-   5.63    1 ML+3.25%  10/25/2020       663,352     561,362
                                                                                                              -----------
OIL, GAS & CONSUMABLE FUELS -- 3.3%
  Ascent Resources Marcellus LLC........ 1st Lien   NR     NR    8.89    1 ML+6.50%  03/30/2023       260,833     260,507
  BCP Raptor LLC........................ BTL-B      B3     B     6.87    2 ML+4.25%  06/24/2024       593,120     550,489
  BCP Renaissance Parent LLC............ BTL-B      B1     B+    6.03    3 ML+3.50%  10/31/2024       999,975     968,101
  California Resources Corp............. 1st Lien   B2     B     7.26    1 ML+4.75%  12/31/2022       395,000     367,350
  California Resources Corp............. 2nd Lien  Caa1    B     12.90   1 ML+10.38% 12/31/2021       500,000     475,000
  Foresight Energy LLC.................. 1st Lien   B2     B     8.28    3 ML+5.75%  03/28/2022     1,883,085   1,842,284
  Medallion Midland Acquisition LLC..... 1st Lien   B2     B+    5.77    1 ML+3.25%  10/30/2024       470,250     437,333
  Peabody Energy Corp................... BTL       Ba3     BB    5.27    1 ML+2.75%  03/31/2025       491,587     481,755
  Power Buyer LLC....................... 1st Lien   B2     B     6.06    3 ML+3.25%  03/06/2025     1,257,203   1,206,915
  Power Buyer LLC....................... 2nd Lien  Caa2   CCC+   10.06   3 ML+7.25%  03/06/2026       585,000     561,600
  Traverse Midstream Partners LLC....... BTL-B      B2     B+    6.60    6 ML+4.00%  09/27/2024       850,000     813,875
                                                                                                              -----------
                                                                                                                7,965,209
                                                                                                              -----------

        AIG SENIOR FLOATING RATE FUND
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2018 -- (CONTINUED)

                                                         RATINGS/(1)/
                                                         ------------
                                                                      INTEREST REFERENCE   MATURITY   PRINCIPAL     VALUE
            INDUSTRY DESCRIPTION                  TYPE   MOODY'S S&P    RATE     RATE     DATE/(2)/   AMOUNT**     (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.9%
  Coty, Inc.(15)............................... BTL-B     Ba3     BB   2.50%   1 ME+2.50% 04/07/2025 EUR  820,875 $   886,045
  Coty, Inc.................................... BTL-B     Ba3     BB   4.63    1 ML+2.25% 04/07/2025      568,179     523,435
  Revlon Consumer Products Corp................ BTL-B      B3    CCC+  6.21    3 ML+3.50% 09/07/2023    1,075,250     756,707
                                                                                                                  -----------
                                                                                                                    2,166,187
                                                                                                                  -----------
PHARMACEUTICALS -- 1.5%
  Endo Luxembourg Finance Co. I SARL........... BTL-B     Ba2    BB-   6.81    1 ML+4.25% 04/29/2024    1,095,731   1,029,988
  Valeant Pharmaceuticals International, Inc... BTL-B     Ba2    BB-   5.13    1 ML+2.75% 11/27/2025    1,555,312   1,466,854
  Valeant Pharmaceuticals International, Inc... BTL-B     Ba2    BB-   5.38    1 ML+3.00% 06/02/2025    1,234,459   1,178,908
                                                                                                                  -----------
                                                                                                                    3,675,750
                                                                                                                  -----------
PROFESSIONAL SERVICES -- 0.9%
  AlixPartners LLP............................. BTL-B      B2     B+   5.27    1 ML+2.75% 04/04/2024    1,684,987   1,614,218
  Team Health Holdings, Inc.................... 1st Lien   B2     B    5.27    1 ML+2.75% 02/06/2024      490,622     439,107
                                                                                                                  -----------
                                                                                                                    2,053,325
                                                                                                                  -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.9%
  MGM Growth Properties Operating Partnership
   LP.......................................... BTL-B     Ba3    BB+   4.52    1 ML+2.00% 03/21/2025      775,219     739,365
  VICI Properties 1 LLC........................ BTL       Ba3    BBB-  4.50    1 ML+2.00% 12/20/2024    1,453,864   1,389,530
                                                                                                                  -----------
                                                                                                                    2,128,895
                                                                                                                  -----------
ROAD & RAIL -- 0.9%
  Fly Funding II SARL.......................... BTL-B     Ba2    BB+   4.60    3 ML+2.00% 02/09/2023    1,130,144   1,094,827
  Savage Enterprises LLC....................... BTL-B      B1     B+   6.88    1 ML+4.50% 08/01/2025    1,084,716   1,063,022
                                                                                                                  -----------
                                                                                                                    2,157,849
                                                                                                                  -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.2%
  Cabot Microelectronics Corp.................. BTL-B     Ba2    BB+   4.81    1 ML+2.25% 11/14/2025      525,000     504,656
  Entegris, Inc................................ BTL-B     Baa3   BBB-  4.52    1 ML+2.00% 11/01/2025    1,000,000     970,000
  Integrated Device Technology, Inc............ BTL-B     Baa3    BB   5.02    1 ML+2.50% 04/04/2024      530,590     525,285
  Microchip Technology, Inc.................... BTL-B     Baa3   BB+   4.53    1 ML+2.00% 05/29/2025      886,247     838,980
                                                                                                                  -----------
                                                                                                                    2,838,921
                                                                                                                  -----------
SOFTWARE -- 5.7%
  Almonde, Inc................................. 1st Lien   B2     B-   6.30    3 ML+3.50% 06/13/2024    1,177,876   1,095,424
  Almonde, Inc................................. 2nd Lien  Caa2   CCC   10.05   3 ML+7.25% 06/13/2025      230,000     210,306
  Ascend Learning LLC.......................... BTL-B      B2     B+   5.52    1 ML+3.00% 07/12/2024      502,757     474,477
  Ceridian HCM Holding, Inc.................... BTL-B      B3     B    5.77    1 ML+3.25% 04/30/2025    1,087,489   1,041,271
  Compuware Corp............................... BTL-B      B1     B    6.01    1 ML+3.50% 08/22/2025      195,000     190,856
  Epicore Software Co.......................... 1st Lien   B2     B-   5.77    1 ML+3.25% 06/01/2022    1,101,782   1,050,824
  Evergreen Skills Lux S.a.r.l................. 1st Lien   B3    CCC+  7.27    1 ML+4.75% 04/28/2021      548,568     438,854
  Hyland Software, Inc......................... 1st Lien   B1     B-   6.02    1 ML+3.50% 07/01/2024      977,152     938,879
  Hyland Software, Inc......................... 2nd Lien  Caa1   CCC   9.52    1 ML+7.00% 07/07/2025      535,000     529,650
  IQVIA, Inc................................... BTL-B     Ba1    BBB-  2.50    3 ME+2.00% 06/11/2025 EUR1,179,075   1,337,078
  Infor US, Inc................................ BTL-B6     B1     B    5.27    1 ML+2.75% 02/01/2022      679,767     649,517
  MA FinanceCo. LLC............................ BTL-B3     B1    BB-   5.02    1 ML+2.50% 06/21/2024      128,011     119,050
  Quest Software US Holdings, Inc.............. 1st Lien   B2     B+   6.78    3 ML+4.25% 05/18/2025    1,090,000   1,050,760
  RP Crown Parent LLC.......................... BTL-B      B1     B    5.27    1 ML+2.75% 10/12/2023      872,200     836,222
  Seattle Spinco, Inc.......................... BTL-B3     B1    BB-   5.02    1 ML+2.50% 06/21/2024      864,489     803,975
  SS&C Technologies, Inc....................... BTL-B3    Ba3     BB   4.77    1 ML+2.25% 04/16/2025    1,161,204   1,095,678
  SS&C Technologies, Inc....................... BTL-B4    Ba3     BB   4.77    1 ML+2.25% 04/16/2025      440,461     416,235
  SS&C Technologies, Inc....................... BTL-B5    Ba3     BB   4.77    1 ML+2.25% 04/16/2025    1,376,530   1,297,809
                                                                                                                  -----------
                                                                                                                   13,576,865
                                                                                                                  -----------

        AIG SENIOR FLOATING RATE FUND
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2018 -- (CONTINUED)

                                                                     RATINGS/(1)/
                                                                     ------------
                                                                                  INTEREST  REFERENCE   MATURITY  PRINCIPAL
             INDUSTRY DESCRIPTION                       TYPE         MOODY'S S&P    RATE      RATE     DATE/(2)/  AMOUNT**
-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.0%
  At Home Holding III, Inc...................... BTL                   B2     B+    6.03%   3 ML+3.50% 06/03/2022 $  678,489
  Bass Pro Group LLC............................ BTL-B                 B1     B+    7.52    1 ML+5.00% 09/25/2024  1,498,133
  Foundation Building Materials Holding Co. LLC. BTL-B                 B3     B+    5.71    1 ML+3.25% 08/13/2025    500,000
  J. Crew Group, Inc............................ BTL-B                Caa2   CCC    5.52    1 ML+3.00% 03/05/2021    136,485
  J. Crew Group, Inc............................ BTL-B                Caa2   CCC    5.80    3 ML+3.00% 03/05/2021    582,884
  PetSmart, Inc................................. BTL-B2                B3    CCC    5.38    1 ML+3.00% 03/11/2022  1,054,323
  Staples, Inc.................................. BTL-B                 B1     B+    6.54    3 ML+4.00% 09/12/2024    861,300



TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
  ASP Unifrax Holdings, Inc..................... 2nd Lien             Caa2   CCC+    TBD               12/14/2026    375,000
  Unifrax Holding Co............................ 1st Lien              B3     B-     TBD               12/12/2025  1,865,000



TRADING COMPANIES & DISTRIBUTORS -- 1.9%
  ABC Supply Co., Inc........................... BTL-B                 B1    BB+    4.52    1 ML+2.00% 10/31/2023    992,791
  Beacon Roofing Supply, Inc.................... BTL-B                 B1    BB+    4.68    1 ML+2.25% 01/02/2025    446,625
  HD Supply, Inc................................ BTL-B5               Ba2    BBB-   4.27    1 ML+1.75% 10/17/2023  1,073,785
  HD Supply Waterworks, Ltd..................... BTL-B                 B2     B+  5.71-5.74 3 ML+3.00% 08/01/2024    316,800
  Nexeo Solutions LLC........................... BTL-B1                B3     B   5.78-6.05 3 ML+3.25% 06/09/2023  1,298,935
  Univar, Inc................................... BTL-B3                B1     BB    4.77    1 ML+2.25% 07/01/2024    571,423



WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
  Sprint Communications, Inc.................... BTL-B                Ba2    BB-    5.06    1 ML+2.50% 02/02/2024  2,214,365

  TOTAL LOANS (cost $225,409,671)...............

U.S. CORPORATE BONDS & NOTES -- 3.5%
CONSTRUCTION & ENGINEERING -- 0.4%
  Brand Energy & Infrastructure Services,
   Inc.*........................................ Senior Notes         Caa2   CCC+   8.50               07/15/2025  1,000,000

CONSUMER FINANCE -- 0.3%
  Navient Corp.................................. Senior Notes         Ba3     B+    6.50               06/15/2022    300,000
  Springleaf Finance Corp....................... Company Guar. Notes   B1     B+    6.13               05/15/2022    500,000



CONTAINERS & PACKAGING -- 0.5%
  Reynolds Group Issuer, Inc. FRS*.............. Senior Sec. Notes     B1     B+    5.94    3 ML+3.50% 07/15/2021  1,245,000

INSURANCE -- 0.2%
  USIS Merger Sub, Inc.*........................ Senior Notes         Caa2   CCC+   6.88               05/01/2025    500,000

METALS & MINING -- 0.2%
  Warrior Met Coal, Inc.*....................... Senior Sec. Notes     B2    BB-    8.00               11/01/2024    525,000

MULTI UTILITIES -- 0.0%
  Texas Competitive Electric Holdings Co.
   LLC*(5)...................................... Escrow Notes          NR     NR    6.25               10/01/2020  4,174,956

OIL, GAS & CONSUMABLE FUELS -- 1.3%
  Chesapeake Energy Corp........................ Company Guar. Notes   B3     B-    7.00               10/01/2024  1,250,000
  Foresight Energy/Finance*..................... Sec. Notes           Caa2   CCC    11.50              04/01/2023    715,000
  Jagged Peak Energy LLC*....................... Company Guar. Notes   B3     B     5.88               05/01/2026    500,000
  Vine Oil & Gas LP / Vine Oil & Gas Finance
   Corp.*....................................... Company Guar. Notes  Caa1    B-    8.75               04/15/2023  1,000,000



PERSONAL PRODUCTS -- 0.1%
  Revlon Consumer Products Corp................. Company Guar. Notes  Caa3   CCC    6.25               08/01/2024    505,000



                                                    VALUE
             INDUSTRY DESCRIPTION                  (NOTE 2)
-------------------------------------------------------------
SPECIALTY RETAIL -- 2.0%
  At Home Holding III, Inc...................... $    653,894
  Bass Pro Group LLC............................    1,430,717
  Foundation Building Materials Holding Co. LLC.      471,250
  J. Crew Group, Inc............................      108,505
  J. Crew Group, Inc............................      463,393
  PetSmart, Inc.................................      829,752
  Staples, Inc..................................      822,542
                                                 ------------
                                                    4,780,053
                                                 ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
  ASP Unifrax Holdings, Inc.....................      354,375
  Unifrax Holding Co............................    1,757,762
                                                 ------------
                                                    2,112,137
                                                 ------------
TRADING COMPANIES & DISTRIBUTORS -- 1.9%
  ABC Supply Co., Inc...........................      942,442
  Beacon Roofing Supply, Inc....................      423,643
  HD Supply, Inc................................    1,028,149
  HD Supply Waterworks, Ltd.....................      305,712
  Nexeo Solutions LLC...........................    1,276,204
  Univar, Inc...................................      544,852
                                                 ------------
                                                    4,521,002
                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
  Sprint Communications, Inc....................    2,109,182
                                                 ------------
  TOTAL LOANS (cost $225,409,671)...............  214,165,469
                                                 ------------
U.S. CORPORATE BONDS & NOTES -- 3.5%
CONSTRUCTION & ENGINEERING -- 0.4%
  Brand Energy & Infrastructure Services,
   Inc.*........................................      852,500
                                                 ------------
CONSUMER FINANCE -- 0.3%
  Navient Corp..................................      279,750
  Springleaf Finance Corp.......................      484,855
                                                 ------------
                                                      764,605
                                                 ------------
CONTAINERS & PACKAGING -- 0.5%
  Reynolds Group Issuer, Inc. FRS*..............    1,240,331
                                                 ------------
INSURANCE -- 0.2%
  USIS Merger Sub, Inc.*........................      459,050
                                                 ------------
METALS & MINING -- 0.2%
  Warrior Met Coal, Inc.*.......................      521,063
                                                 ------------
MULTI UTILITIES -- 0.0%
  Texas Competitive Electric Holdings Co.
   LLC*(5)......................................       22,962
                                                 ------------
OIL, GAS & CONSUMABLE FUELS -- 1.3%
  Chesapeake Energy Corp........................    1,081,250
  Foresight Energy/Finance*.....................      607,750
  Jagged Peak Energy LLC*.......................      465,000
  Vine Oil & Gas LP / Vine Oil & Gas Finance
   Corp.*.......................................      790,000
                                                 ------------
                                                    2,944,000
                                                 ------------
PERSONAL PRODUCTS -- 0.1%
  Revlon Consumer Products Corp.................      267,650
                                                 ------------

        AIG SENIOR FLOATING RATE FUND
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2018 -- (CONTINUED)

                                                                          RATINGS/(1)/
                                                                          ------------
                                                                                       INTEREST REFERENCE   MATURITY
                INDUSTRY DESCRIPTION                         TYPE         MOODY'S S&P    RATE     RATE     DATE/(2)/
----------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.3%
  PetSmart, Inc.*.................................... Senior Sec. Notes     B3    CCC   5.88%              06/01/2025
  Staples, Inc.*..................................... Company Guar. Notes   B3     B-   8.50               09/15/2025



TRADING COMPANIES & DISTRIBUTORS -- 0.2%
  Beacon Roofing Supply, Inc.*....................... Company Guar. Notes   B3     B+   4.88               11/01/2025

  TOTAL U.S. CORPORATE BONDS & NOTES
   (cost $9,422,440).................................

FOREIGN CORPORATE BONDS & NOTES -- 1.3%
CONTAINERS & PACKAGING -- 0.3%
  Ardagh Packaging Finance PLC*...................... Company Guar. Notes   B3     B    7.25               05/15/2024

HOTELS, RESTAURANTS & LEISURE -- 0.2%
  LHMC Finco Sarl FRS*(15)........................... Senior Sec. Notes     B2     B+   5.75    3 ME+5.75% 12/20/2023

METALS & MINING -- 0.3%
  Costellium NV*..................................... Company Guar. Notes   B2     B-   6.63               03/01/2025

PHARMACEUTICALS -- 0.5%
  Endo, Ltd./Endo Finance LLC*....................... Company Guar. Notes   B3    CCC+  6.00               07/15/2023
  Valeant Pharmaceuticals*........................... Senior Sec. Notes     Ba2   BB-   7.00               03/15/2024
  Valeant Pharmaceuticals*........................... Company Guar. Notes   B3     B-   9.00               12/15/2025



  TOTAL FOREIGN CORPORATE BONDS & NOTES
   (cost $3,275,640).................................

COMMON STOCKS -- 0.7%
ENERGY EQUIPMENT & SERVICES -- 0.0%
  Paragon Offshore, Litigation Trust, Class A+(5)(9).
  Paragon Offshore, Litigation Trust, Class B+(5)(9).



INDUSTRIAL CONGLOMERATES -- 0.4%
  AFG Holdings, Inc.+(5)(9)..........................

MEDIA -- 0.0%
  Vivial+(5)(6)(9)...................................

OIL, GAS & CONSUMABLE FUELS -- 0.3%
  Ascent Resources Marcellus LLC,
   Class A+(5)(6)(9).................................
  Philadelphia Energy Solutions LLC, Class A+(5)(9)..
  TE Holdcorp LLC, Class A+(5)(6)(9).................



  TOTAL COMMON STOCKS (cost $3,981,842)..............

PREFERRED SECURITIES/CAPITAL SECURITIES -- 0.3%
BANKS -- 0.3%
  Banco Bilbao Vizcaya Argentaria SA(10)
   (cost $800,000)...................................                       Ba2    NR   6.13               11/16/2027



                                                         PRINCIPAL      VALUE
                INDUSTRY DESCRIPTION                  AMOUNT**/SHARES  (NOTE 2)
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.3%
  PetSmart, Inc.*....................................    $250,000     $  180,625
  Staples, Inc.*.....................................     650,000        586,430
                                                                      ----------
                                                                         767,055
                                                                      ----------
TRADING COMPANIES & DISTRIBUTORS -- 0.2%
  Beacon Roofing Supply, Inc.*.......................     500,000        439,375
                                                                      ----------
  TOTAL U.S. CORPORATE BONDS & NOTES
   (cost $9,422,440).................................                  8,278,591
                                                                      ----------
FOREIGN CORPORATE BONDS & NOTES -- 1.3%
CONTAINERS & PACKAGING -- 0.3%
  Ardagh Packaging Finance PLC*......................     685,000        683,288
                                                                      ----------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
  LHMC Finco Sarl FRS*(15)...........................     320,000        368,524
                                                                      ----------
METALS & MINING -- 0.3%
  Costellium NV*.....................................     655,000        607,513
                                                                      ----------
PHARMACEUTICALS -- 0.5%
  Endo, Ltd./Endo Finance LLC*.......................     560,000        427,000
  Valeant Pharmaceuticals*...........................     630,000        636,300
  Valeant Pharmaceuticals*...........................     385,000        383,075
                                                                      ----------
                                                                       1,446,375
                                                                      ----------
  TOTAL FOREIGN CORPORATE BONDS & NOTES
   (cost $3,275,640).................................                  3,105,700
                                                                      ----------
COMMON STOCKS -- 0.7%
ENERGY EQUIPMENT & SERVICES -- 0.0%
  Paragon Offshore, Litigation Trust, Class A+(5)(9).       1,242          1,087
  Paragon Offshore, Litigation Trust, Class B+(5)(9).         621         21,114
                                                                      ----------
                                                                          22,201
                                                                      ----------
INDUSTRIAL CONGLOMERATES -- 0.4%
  AFG Holdings, Inc.+(5)(9)..........................      14,309        786,995
                                                                      ----------
MEDIA -- 0.0%
  Vivial+(5)(6)(9)...................................       1,136         20,153
                                                                      ----------
OIL, GAS & CONSUMABLE FUELS -- 0.3%
  Ascent Resources Marcellus LLC,
   Class A+(5)(6)(9).................................     187,384        534,044
  Philadelphia Energy Solutions LLC, Class A+(5)(9)..      35,161        193,385
  TE Holdcorp LLC, Class A+(5)(6)(9).................      44,278              0
                                                                      ----------
                                                                         727,429
                                                                      ----------
  TOTAL COMMON STOCKS (cost $3,981,842)..............                  1,556,778
                                                                      ----------
PREFERRED SECURITIES/CAPITAL SECURITIES -- 0.3%
BANKS -- 0.3%
  Banco Bilbao Vizcaya Argentaria SA(10)
   (cost $800,000)...................................     800,000        670,000
                                                                      ----------

        AIG SENIOR FLOATING RATE FUND
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2018 -- (CONTINUED)

                                                                                       PRINCIPAL       VALUE
                              INDUSTRY DESCRIPTION                                  AMOUNT**/SHARES   (NOTE 2)
-----------------------------------------------------------------------------------------------------------------
WARRANTS -- 0.0%
OIL, GAS & CONSUMABLE FUELS -- 0.0%
  Ascent Resources Marcellus LLC+(5)(6)(9)
   Expires 03/30/2023
   (strike price $6.15)
   (cost $4,625)...................................................................       48,515    $      1,455
                                                                                                    ------------
  TOTAL LONG-TERM INVESTMENT SECURITIES (cost $242,894,218)........................                  227,777,993
                                                                                                    ------------
SHORT-TERM INVESTMENT SECURITIES -- 1.5%
REGISTERED INVESTMENT COMPANIES -- 1.5%
  State Street Institutional Liquid Reserves Fund, Administration Class 2.25%(11)
   (cost $3,460,565)...............................................................    3,460,892       3,460,546
                                                                                                    ------------
REPURCHASE AGREEMENTS -- 3.7%
  Bank of America Securities LLC Joint Repurchase Agreement(12)....................   $1,880,000       1,880,000
  Barclays Capital, Inc. Joint Repurchase Agreement(12)............................    1,550,000       1,550,000
  BNP Paribas SA Joint Repurchase Agreement(12)....................................    1,860,000       1,860,000
  Deutsche Bank AG Joint Repurchase Agreement(12)..................................    1,755,000       1,755,000
  RBS Securities, Inc. Joint Repurchase Agreement(12)..............................    1,860,000       1,860,000
                                                                                                    ------------
  TOTAL REPURCHASE AGREEMENTS
   (cost $8,905,000)...............................................................                    8,905,000
                                                                                                    ------------
TOTAL INVESTMENTS
  (cost $255,259,783)(14)..........................................................        101.1%    240,143,539
LIABILITIES IN EXCESS OF OTHER ASSETS..............................................        (1.1)%     (2,621,856)
                                                                                      ----------    ------------
NET ASSETS.........................................................................        100.0%   $237,521,683
                                                                                      ==========    ============

--------
BTL Bank Term Loan
CTL Cayman Term Loan
EUR Euro Currency
NR  Security is not rated.
FRS--FloatingRate Security
The rates shown on FRS are the current interest rates as of December 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.
TBD--Seniorloan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
+   Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At December 31, 2018, the aggregate value of these securities was $9,270,786, representing 3.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**  Denominated in United States Dollars unless otherwise noted.
(1) Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered below investment grade. Ratings provided are as of December 31, 2018.
(2) Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio is approximately 70 months. Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4) All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5) Illiquid security. At December 31, 2018, the aggregate value of these securities was $1,581,195, representing 0.7% of net assets.
(6) Security classified as Level 3 (see Note 2).
(7) All or a portion of this holding is subject to unfunded loan commitments (see Note 10).
(8) "Payment-in-Kind" (PIK) security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at an annual rate of 6.30%. The security is also currently paying interest in the form of additional loans at an annual rate of 3.00%.
(9) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security.

        AIG SENIOR FLOATING RATE FUND
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2018 -- (CONTINUED)

    In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2018, the Fund held the following restricted securities:

                                               ACQUISITION         ACQUISITION            VALUE PER % OF NET
DESCRIPTION                                       DATE     SHARES     COST       VALUE      SHARE    ASSETS
-----------                                    ----------- ------- ----------- ---------- --------- --------
COMMON STOCKS
-------------
  AFG Holdings, Inc........................... 01/22/2013   14,309 $  911,111  $  786,995  $55.00     0.33%
  Ascent Resources Marcellus LLC, Class A..... 03/30/2018  187,384    567,151     534,044    2.85     0.22
  Paragon Offshore, Litigation Trust, Class A. 07/11/2014    1,242        704       1,087    0.88     0.00
  Paragon Offshore, Litigation Trust, Class B. 10/21/2014      621     10,557      21,114   34.00     0.01
  Philadelphia Energy Solutions LLC, Class A.. 04/04/2018   35,161    185,574     193,385    5.50     0.08
  TE Holdcorp LLC, Class A.................... 11/21/2013   44,278  1,638,216           0    0.00     0.00
  Vivial...................................... 04/24/2008    1,136    668,529      20,153   17.74     0.01
WARRANTS
--------
  Ascent Resources Marcellus LLC.............. 03/30/2018   48,515      4,625       1,455    0.03     0.00
                                                                               ----------             ----
                                                                               $1,558,233             0.65%
                                                                               ==========             ====

(10)Perpetual maturity -- maturity date reflects the next call date.
(11)The rate shown is the 7-day yield as of December 31, 2018.
(12)See Note 2 for details of the Joint Repurchase Agreement.
(13)"Payment-in-Kind" (PIK) security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at an annual rate of 9.77%. The security is also currently paying interest in the form of additional loans at an annual rate of 1.75%.
(14)See Note 6 for cost of investments on a tax basis.
(15)The referenced Index is less than 0.00% at the period end. The loan has an interest rate floor whereby the floating rate used in the coupon rate calculation cannot be less than zero.

INDEX LEGEND

1 ME--1 Month Euribor
1 ML--1 Month USD LIBOR
1 WL--1 Week USD LIBOR
2 ML--2 Month USD LIBOR
3 ME--3 Month Euribor
3 ML--3 Month USD LIBOR
6 ME--6 month Euribor
6 ML--6 month USD LIBOR
USFRBPLR--US Federal Reserve Bank Prime Loan Rate

FORWARD FOREIGN CURRENCY CONTRACTS
-----------------------------------------------------------------------------------------------------
                                     CONTRACT TO   IN EXCHANGE    DELIVERY   UNREALIZED   UNREALIZED
COUNTERPARTY                           DELIVER         FOR          DATE    APPRECIATION DEPRECIATION
-----------------------------------------------------------------------------------------------------
Bank of America, N.A............... EUR 9,657,745 USD 11,125,674 01/31/2019   $34,478        $ --
                                                                              =======        ====

--------
EUR--EuroCurrency
USD--UnitedStates Dollar

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2018 (see Note 2):

                                 LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                     QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                 --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Loans:
  Energy Equipment & Services...         $ --            $  1,311,019           $      0        $  1,311,019
  Media.........................           --              11,946,379            553,350          12,499,729
  Other Industries..............           --             200,354,721                 --         200,354,721
U.S. Corporate Bonds & Notes....           --               8,278,591                 --           8,278,591
Foreign Corporate Bonds & Notes.           --               3,105,700                 --           3,105,700

        AIG SENIOR FLOATING RATE FUND
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2018 -- (CONTINUED)

                                         LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                             QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                         --------------------- ----------------- ---------------------- ------------
Common Stocks:
  Media.................................      $       --         $         --          $   20,153       $     20,153
  Oil, Gas & Consumable Fuels...........              --              193,385             534,044            727,429
  Other Industries......................              --              809,196                  --            809,196
Preferred Securities/Capital Securities.              --              670,000                  --            670,000
Warrants................................              --                   --               1,455              1,455
Short-Term Investment Securities........       3,460,546                   --                  --          3,460,546
Repurchase Agreements...................              --            8,905,000                  --          8,905,000
                                              ----------         ------------          ----------       ------------
TOTAL INVESTMENTS AT VALUE..............      $3,460,546         $235,573,991          $1,109,002       $240,143,539
                                              ==========         ============          ==========       ============
Other Financial Instruments:@
Forward Foreign Currency Contracts......      $       --         $     34,478          $       --       $     34,478
                                              ==========         ============          ==========       ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
@ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2018

Note 1. Organization of the Fund

   SunAmerica Senior Floating Rate Fund, Inc. (the "Corporation") is an open-end, diversified management investment company organized as a Maryland corporation in 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Corporation consists of one series -- AIG Senior Floating Rate Fund (the "Fund"). The Fund is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund's investment goal and principal investment techniques are to provide as high a level of current income as is consistent with the preservation of capital by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in senior secured floating rate loans and other institutionally traded secured floating rate debt obligations ("Loans"). The Fund may also purchase both investment grade and high yield fixed income securities and money market instruments, although the Fund may not invest more than 10% of its total assets in high yield fixed income securities. The Fund may invest in foreign securities, including up to 10% of its total assets in non-U.S. dollar denominated Loans and high yield fixed income securities and up to 25% of its total assets in U.S. dollar denominated Loans issued by non-U.S. companies.

   The Fund offers three classes of shares: Class A, Class C and Class W. These classes within the Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares-- Offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase.

   Class C shares-- Offered at net asset value without an initial sales charge and may be subject to a CDSC on redemptions made within 12 months of purchase. Effective March 1, 2018, Class C shares will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class W shares-- Offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, with Class C shares being subject to higher distribution fee rates. Class W shares have not adopted a 12b-1 plan and make no payments thereunder, however, Class W shares pay a service fee to the Fund's distributor for providing administrative and shareholder services.

   INDEMNIFICATIONS: The Fund's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund. In addition, pursuant to Indemnification Agreements between the Fund and each of the current directors who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Fund (collectively, the "Disinterested Directors"), the Fund provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business, the Fund enters into contracts that contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2018 -- (CONTINUED)

   investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

   SECURITY VALUATION: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities

   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the "Board"), etc.)

   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Fund's own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of the Fund's assets and liabilities classified in the fair value hierarchy as of December 31, 2018, is reported on a schedule at the end of the Portfolio of Investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2018 -- (CONTINUED)

   one exchange, the Fund uses the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

   Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Senior secured floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

   Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter ("OTC") market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts ("forward contracts") are valued at the 4:00 pm Eastern time forward rate and are generally categorized as Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   DERIVATIVE INSTRUMENTS:

   FORWARD FOREIGN CURRENCY CONTRACTS: During the period, the Fund used forward contracts to protect against uncertainty in the level of future exchange rates.

   A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2018 -- (CONTINUED)

   daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks to the Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

   Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Fund's Portfolio of Investments.

   SWAP CONTRACTS: The Fund may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract ("centrally cleared swaps"). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the "CCP") and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, the Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Fund amortizes upfront payments and receipts on swap contracts on a daily basis. Net periodic payments made or received by a Fund is included as part of realized gain
   (loss).

   CREDIT DEFAULT SWAP AGREEMENTS: During the period, the Fund used credit default swaps on credit indices primarily for liquidity management purposes.

   Credit default swaps generally are contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps,

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2018 -- (CONTINUED)

   a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

   Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer's default.

   Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation's default.

   Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2018 -- (CONTINUED)


   Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of the Fund's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period for which a Fund is the seller of protection, if any, are disclosed on a schedule at the end of the Fund's Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

   Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Fund's Portfolio of Investments

   Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

   MASTER AGREEMENTS: The Fund holds derivative instruments and other financial instruments whereby the Fund may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on the Fund's net position with each counterparty. Master Agreements may also include certain provisions that require the Fund to post additional collateral upon the occurrence of certain events, such as when a Fund's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to the Fund may also occur upon a decline in the Fund's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund's counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Fund's financial statements. The Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2018 -- (CONTINUED)


   The following tables represent the value of derivatives held as of December 31, 2018, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended December 31, 2018. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of December 31, 2018, please refer to the schedule at the end of the Fund's Portfolio of Investments.

                             ASSET DERIVATIVES
          --------------------------------------------------------
          CREDIT CONTRACTS      FOREIGN EXCHANGE CONTRACTS
          -----------------     --------------------------
                                     FORWARD FOREIGN
          SWAP CONTRACTS(1)       CURRENCY CONTRACTS(3)         TOTAL
          -----------------     --------------------------     -------
                $ --                     $34,478               $34,478

                           LIABILITY DERIVATIVES
          --------------------------------------------------------
          CREDIT CONTRACTS      FOREIGN EXCHANGE CONTRACTS
          -----------------     --------------------------
                                     FORWARD FOREIGN
          SWAP CONTRACTS(2)       CURRENCY CONTRACTS(4)         TOTAL
          -----------------     --------------------------     -------
                $ --                      $ --                  $ --

       STATEMENT OF ASSETS AND LIABILITIES LOCATION:
          (1)  Unrealized appreciation on swap contracts
          (2)  Unrealized depreciation on swap contracts
          (3)  Unrealized appreciation on forward foreign currency contracts
          (4)  Unrealized depreciation on forward foreign currency contracts

         REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN STATEMENT OF OPERATIONS
         -------------------------------------------------------------------------------------
         CREDIT CONTRACTS                              FOREIGN EXCHANGE CONTRACTS
         -----------------------                       --------------------------------
                                                            FORWARD FOREIGN
         SWAP CONTRACTS(1)                               CURRENCY CONTRACTS(2)                    TOTAL
         -----------------------                       --------------------------------          -------------
              $56,495                                           $532,328                         $588,823

         CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN STATEMENT OF OPERATIONS
         -------------------------------------------------------------------------------------
         CREDIT CONTRACTS                              FOREIGN EXCHANGE CONTRACTS
         -----------------------                       --------------------------------
                                                            FORWARD FOREIGN
         SWAP CONTRACTS(3)                               CURRENCY CONTRACTS(4)                    TOTAL
         -----------------------                       --------------------------------          -------------
               $ --                                             $84,699                          $84,699

       STATEMENT OF OPERATIONS LOCATION:
          (1)  Net realized gain (loss) on swap contracts
          (2)  Net realized gain (loss) on forward contracts
          (3) Change in unrealized appreciation (depreciation) on swap contracts
          (4) Change in unrealized appreciation (depreciation) on forward contracts

                       AVERAGE AMOUNT OUTSTANDING DURING
                                  THE PERIOD
       ----------------------------------------------------------------
              CREDIT CONTRACTS(1)          FOREIGN EXCHANGE CONTRACTS(1)
       ----------------------------------  -----------------------------
                    $443,099                        $8,138,314

          --------
          (1)  Amounts represent notional amounts in US dollars.

   The following table sets forth the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of December 31, 2018. The repurchase agreements held by the Fund as of December 31, 2018, are also subject to Master Agreements but are

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2018 -- (CONTINUED)

   not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Fund's holdings in repurchase agreements.

                                      AIG SENIOR FLOATING RATE FUND
                                    ----------------------------------------------
                                    DERIVATIVE ASSETS(1) DERIVATIVE LIABILITIES(1)
                                    -------------------- -------------------------
                                     FORWARD              FORWARD                       NET
                                     FOREIGN              FOREIGN                   DERIVATIVE    COLLATERAL
                                    CURRENCY             CURRENCY                     ASSETS       PLEDGED/
COUNTERPARTY                        CONTRACTS    TOTAL   CONTRACTS      TOTAL      (LIABILITIES) (RECEIVED)(2) NET AMOUNT(3)
------------                        ---------   -------  ---------      -----      ------------- ------------- -------------
Bank of America N.A................  $34,478    $34,478    $ --         $ --          $34,478        $ --         $34,478
                                     =======    =======    ====         ====          =======        ====         =======

       -
       (1)Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
       (2)For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
       (3)Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

   REPURCHASE AGREEMENTS: The Fund, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of December 31, 2018, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

                                               PERCENTAGE PRINCIPAL
                                               OWNERSHIP   AMOUNT
                                               ---------- ----------
           Senior Floating Rate Fund..........    6.27%   $1,880,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Bank of America Securities LLC, dated December 31, 2018, bearing interest at a rate of 2.94% per annum, with a principal amount of $30,000,000, a repurchase price of $30,004,900, and a maturity date of January 2, 2019. The repurchase agreement is collateralized by the following:

                                    INTEREST  MATURITY
TYPE OF COLLATERAL                    RATE      DATE    PRINCIPAL AMOUNT    VALUE
------------------                  -------- ---------- ---------------- -----------
U.S. Treasury Notes................   2.63%  12/31/2023   $30,448,000    $30,525,138

   As of December 31, 2018, the Fund held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

                                               PERCENTAGE PRINCIPAL
                                               OWNERSHIP   AMOUNT
                                               ---------- ----------
           Senior Floating Rate Fund..........    6.20%   $1,550,000

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2018 -- (CONTINUED)


   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Barclays Capital, Inc., dated December 31, 2018, bearing interest at a rate of 2.90% per annum, with a principal amount of $25,000,000, a repurchase price of $25,004,028, and a maturity date of January 2, 2019. The repurchase agreement is collateralized by the following:

                                    INTEREST  MATURITY
TYPE OF COLLATERAL                    RATE      DATE    PRINCIPAL AMOUNT    VALUE
------------------                  -------- ---------- ---------------- -----------
U.S. Treasury Bonds................   3.38%  05/15/2044   $23,860,000    $25,413,763

   As of December 31, 2018, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

                                               PERCENTAGE PRINCIPAL
                                               OWNERSHIP   AMOUNT
                                               ---------- ----------
           Senior Floating Rate Fund..........    6.20%   $1,860,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   BNP Paribas SA, dated December 31, 2018, bearing interest at a rate of 2.94% per annum, with a principal amount of $30,000,000, a repurchase price of $30,004,900, and a maturity date of January 2, 2019. The repurchase agreement is collateralized by the following:

                                    INTEREST  MATURITY
TYPE OF COLLATERAL                    RATE      DATE    PRINCIPAL AMOUNT    VALUE
------------------                  -------- ---------- ---------------- -----------
U.S. Treasury Notes................   2.13%  11/30/2024   $31,344,500    $30,553,326

   As of December 31, 2018, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

                                               PERCENTAGE PRINCIPAL
                                               OWNERSHIP   AMOUNT
                                               ---------- ----------
           Senior Floating Rate Fund..........    6.20%   $1,755,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Deutsche Bank AG, dated December 31, 2018, bearing interest at a rate of 2.90% per annum, with a principal amount of $28,295,000, a repurchase price of $28,299,559, and a maturity date of January 2, 2019. The repurchase agreement is collateralized by the following:

                                    INTEREST  MATURITY
TYPE OF COLLATERAL                    RATE      DATE    PRINCIPAL AMOUNT    VALUE
------------------                  -------- ---------- ---------------- -----------
U.S. Treasury Notes................   1.75%  05/31/2022   $29,587,000    $28,877,819

   As of December 31, 2018, the Fund held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

                                               PERCENTAGE PRINCIPAL
                                               OWNERSHIP   AMOUNT
                                               ---------- ----------
           Senior Floating Rate Fund..........    6.20%   $1,860,000

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2018 -- (CONTINUED)


   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   RBS Securities, Inc., dated December 31, 2018, bearing interest at a rate of 2.90% per annum, with a principal amount of $30,000,000, a repurchase price of $30,004,833, and a maturity date of January 2, 2019. The repurchase agreement is collateralized by the following:

                                    INTEREST  MATURITY
TYPE OF COLLATERAL                    RATE      DATE    PRINCIPAL AMOUNT    VALUE
------------------                  -------- ---------- ---------------- -----------
U.S. Treasury Notes................   1.38%  05/31/2020   $31,080,000    $30,596,736

   WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: The Fund may purchase or sell when-issued securities that have been authorized, but not yet issued in the market. In addition, the Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Fund may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

   LOANS: The Fund invests in senior loans which generally consist of direct debt obligations of companies (collectively, "Borrowers"), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower's business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts. Facility fees are accreted over the life of the loan. Fees in the amount of $147,643 were recognized in the current year. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $178,470 for the year ended December 31, 2018, are recorded as income when received or contractually due to the Fund.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to the shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by the reclassifications.

   The Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income,

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2018 -- (CONTINUED)

   including any net capital gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that the Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015-2017 or expected to be taken in the Fund's 2018 tax return. The Fund is not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund files U.S. federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2015.

   FOREIGN CURRENCY TRANSLATION: The books and records of the Fund is maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

   NEW ACCOUNTING PRONOUNCEMENTS: In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements of Regulation S-X to conform them to GAAP for investment companies. The final rule became effective on November 5, 2018. All required changes have been made in accordance with Regulation S-X.

   In August 2018, the FASB issued Accounting Standards Update ("ASU") No. 2018-13 "Disclosure Framework -- Changes to the Disclosure Requirements for Fair Value Measurement". The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

Note 3. Capital Share Transactions

                                                                                   FOR THE                   FOR THE
                                                                                  YEAR ENDED               YEAR ENDED
                                                                              DECEMBER 31, 2018         DECEMBER 31, 2017
                                                                           -----------------------  ------------------------
                                                                             SHARES       AMOUNT      SHARES       AMOUNT
CLASS A                                                                    ----------  -----------  ----------  ------------
Shares sold...............................................................  5,481,742  $44,300,731   3,434,101   $27,824,751
Reinvested dividends......................................................    509,372    4,096,024     421,399     3,408,788
Shares redeemed........................................................... (4,147,475) (33,471,507) (8,657,492)  (70,030,581)
                                                                           ----------  -----------  ----------  ------------
Net increase (decrease) in shares outstanding before automatic conversion.  1,843,639   14,925,248  (4,801,992)  (38,797,042)
Shares issued/(reacquired) upon automatic conversion......................  1,400,892   11,357,027          --            --
                                                                           ----------  -----------  ----------  ------------
   Net increase (decrease)................................................  3,244,531  $26,282,275  (4,801,992) $(38,797,042)
                                                                           ==========  ===========  ==========  ============

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2018 -- (CONTINUED)


                                                                                    FOR THE                   FOR THE
                                                                                  YEAR ENDED                YEAR ENDED
                                                                               DECEMBER 31, 2018         DECEMBER 31, 2017
                                                                           ------------------------  ------------------------
                                                                             SHARES       AMOUNT       SHARES       AMOUNT
CLASS C                                                                    ----------  ------------  ----------  ------------
Shares sold...............................................................  2,003,292   $15,909,264   1,459,830   $11,815,111
Reinvested dividends......................................................    427,597     3,440,328     487,601     3,943,236
Shares redeemed........................................................... (5,490,815)  (44,322,304) (4,475,181)  (36,188,359)
                                                                           ----------  ------------  ----------  ------------
Net increase (decrease) in shares outstanding before automatic conversion. (3,059,926)  (24,972,712) (2,527,750)  (20,430,012)
Shares issued/(reacquired) upon automatic conversion...................... (1,402,611)  (11,357,027)         --            --
                                                                           ----------  ------------  ----------  ------------
   Net increase (decrease)................................................ (4,462,537) $(36,329,739) (2,527,750) $(20,430,012)
                                                                           ==========  ============  ==========  ============

                                                              FOR THE
                                     FOR THE          PERIOD APRIL 20, 2017@
                                    YEAR ENDED         THROUGH DECEMBER 31,
                                DECEMBER 31, 2018              2017
                             -----------------------  ----------------------
                               SHARES       AMOUNT      SHARES      AMOUNT
CLASS W                      ----------  -----------  ---------  -----------
Shares sold.................  3,006,055  $24,317,429  3,180,792  $25,734,259
Reinvested dividends........    110,289      885,761     24,217      196,167
Shares redeemed............. (1,851,429) (14,958,054)  (763,311)  (6,184,018)
                             ----------  -----------  ---------  -----------
   Net increase (decrease)..  1,264,915  $10,245,136  2,441,698  $19,746,408
                             ==========  ===========  =========  ===========

   -----
   @  Inception date of class

Note 4. Purchases and Sales of Securities

   During the year ended December 31, 2018, the Fund's cost of purchases and proceeds from sale of long-term investments, including loan principal paydowns, were $106,312,963 and $109,929,814, respectively.

Note 5. Investment Advisory Agreement and Other Transactions with Affiliates

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Pursuant to the Advisory Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to the general review and oversight of the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. SunAmerica also selects, contracts with and compensates the subadviser to manage the Fund's assets. The Fund will pay SunAmerica a monthly management fee at the following annual rates, based on the average daily net assets of the Fund: 0.85% on the first $1 billion; 0.80% on the next $1 billion; and 0.75% in excess of $2 billion.

   Pursuant to an Advisory Fee Waiver Agreement, effective May 1, 2018, SunAmerica was contractually obligated to waive its advisory fee with respect to the Fund so that the advisory fee payable by the Fund to SunAmerica equaled 0.69% on the first $2 billion of average daily net assets and 0.64% above $2 billion of average daily net assets. Effective November 19, 2018, SunAmerica is contractually obligated to waive its advisory fee with respect to the Fund so that the advisory fee payable by the Fund to SunAmerica equals 0.63% on the first $2 billion of average daily net assets and 0.58% above $2 billion of average daily net assets. For the year ended December 31, 2018, SunAmerica waived $271,183 of investment advisory fees.

   Wellington Management Company LLP ("Wellington") acts as subadviser to the Fund pursuant to a Subadvisory Agreement with SunAmerica. Under the Subadvisory Agreement, Wellington manages the investment and reinvestment of the Fund's assets. The fee paid to the subadviser is paid by SunAmerica and not the Fund.

   Pursuant to the Administrative Services Agreement (the "Administrative Agreement"), SunAmerica acts as the Fund's administrator and is responsible for providing and supervising the performance by others, of administrative services in connection with the operations of the Fund, subject to supervision by the Fund's Board. For its services, SunAmerica receives an annual fee equal to 0.20% of average daily net assets of the Fund. For the year ended December 31, 2018, SunAmerica earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2018 -- (CONTINUED)


   The Fund has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of the Adviser. The Fund has adopted a Distribution Plan on behalf of each class of shares (other than Class W shares) (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and "Class C Plan". In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from the Fund at an annual rate of 0.10% and 0.50%, respectively, of the average daily net assets of the Fund's Class A and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A and Class C shares of the Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. The Distributor does not receive or retain any distribution and/or account maintenance fees for any shares when the shareholder does not have a broker of record. For the year ended December 31, 2018, ACS received fees (see Statement of Operations) based upon the aforementioned rates. The Fund has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing additional shareholder services to Class W shareholders. For the year ended December 31, 2018, ACS earned fees as reflected in the Statement of Operations based on the aforementioned rate.

   For the year ended December 31, 2018, ACS received sales charges on Class A shares of $204,774, of which $91,401 was reallowed to affiliated broker-dealers and $77,862 to non-affiliated broker-dealers. In addition, ACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A and Class C shares. For the year ended December 31, 2018, ACS received contingent deferred sales charges of $7,650.

   The Fund has entered into a Service Agreement with AIG Fund Services, Inc. ("AFS") an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate AFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the year ended December 31, 2018, the Fund incurred the following expenses, which are included in the transfer agent fees and expenses payable in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate AFS pursuant to the terms of the Service Agreement.

                                                         PAYABLE AT
                                             EXPENSE  DECEMBER 31, 2018
         -                                   -------- -----------------
         Class A............................ $239,373      $21,531
         Class C............................  237,418       17,548
         Class W............................   47,527        5,315

   Effective November 19, 2018, SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual operating expenses at 1.04% for Class A, 1.44% for Class C and 0.84% for Class W of average daily net assets. From May 1, 2018 to November 19, 2018, SunAmerica contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual operating expenses at 1.15% for Class A, 1.55% for Class C and 0.95% for Class W of average daily net assets. Prior to May 1, 2018, SunAmerica contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2018 -- (CONTINUED)

   annual operating expenses at 1.45% for Class A, 1.75% for Class C and 1.25% for Class W of average daily net assets. For purposes of waived fees and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses, (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees and other expenses not incurred in the ordinary course of the Fund's business. The expense reimbursements and fee waivers will continue indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For the year ended December 31, 2018, SunAmerica waived fees and/or reimbursed expenses as follows: Class A $564,983, Class C $584,183 and Class W $121,535.

Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from dividends payable and wash sales.

        DISTRIBUTABLE EARNINGS                TAX DISTRIBUTIONS                     TAX DISTRIBUTIONS
----------------------------------------    -------------------------------------  -------------------------------------
 FOR THE YEAR ENDED DECEMBER 31, 2018       FOR THE YEAR ENDED DECEMBER 31, 2018   FOR THE YEAR ENDED DECEMBER 31, 2017
----------------------------------------    -------------------------------------  -------------------------------------
          LONG-TERM GAINS/   UNREALIZED                          LONG-TERM                             LONG-TERM
ORDINARY    CAPITAL AND     APPRECIATION/    ORDINARY            CAPITAL            ORDINARY           CAPITAL
INCOME     OTHER LOSSES     (DEPRECIATION)    INCOME              GAINS             INCOME              GAINS
--------  ----------------  --------------      ------------     ---------             -----------     ---------
 $ --      $(24,525,023)    $(15,136,235)   $10,140,060            $ --            $9,629,365            $ --

   CAPITAL LOSS CARRYFORWARDS: At December 31, 2018 for Federal income tax purposes, the Fund has $24,525,023 of unlimited long-term capital losses.

   Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2018, the fund deferred $48,712 of late year ordinary losses, $152,773 of post-October short-term capital losses and $69,182 of post-October long-term capital losses.

   For the year ended December 31, 2018, reclassifications were made to increase accumulated net realized gain (loss) by $293,176 and undistributed net investment income by $293,176. The reclassifications arising from book/tax differences were due primarily to the reclassification of foreign currency gains and losses.

   At December 31, 2018, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities, repurchase agreements and derivatives, were as follows:

   Cost (tax basis)............................................ $255,270,038
                                                                ============
   Gross unrealized appreciation...............................       68,633
   Gross unrealized depreciation...............................  (15,195,132)
                                                                ------------
   Net unrealized depreciation................................. $(15,126,499)
                                                                ============

   On December 22, 2017, the Tax Cuts and Jobs Act (the "Act") was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. All required changes have been made in accordance with the Act.

Note 7. Line of Credit

   The Fund, along with certain other funds managed by the Adviser has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Fund's custodian.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2018 -- (CONTINUED)

   Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of $25,000 on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000.

   For the year ended December 31, 2018, the Fund had borrowings outstanding for 1 day under the line of credit and incurred $14 in interest charges related to this borrowing. The Fund's average amount of debt under the line of credit for the days utilized was $155,418 at a weighted average interest rate of 3.32%. At December 31, 2018, there were no borrowings outstanding.

Note 8. Interfund Lending

   Pursuant to the exemptive relief granted by the SEC, the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2018, the Fund did not participate in this program.

Note 9. Investment Concentration

   The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Fund and the borrower.

Note 10. Unfunded Loan Commitments

   At December 31, 2018, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

                                                  MATURITY    PRINCIPAL
BORROWER                                TYPE        DATE       AMOUNT    VALUE
--------                            ------------ ----------   --------- -------
Dental Corp. Perfect Smile ULC..... Delayed Draw 06/06/2025    $54,207  $52,784

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of SunAmerica Senior Floating Rate Fund, Inc. and Shareholders of the AIG Senior Floating Rate Fund

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AIG Senior Floating Rate Fund (the "Fund") as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian, brokers and selling or agent banks; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Houston, Texas
February 27, 2019

We have served as the auditor of one or more investment companies in the AIG Funds family of funds since 1984.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2018 -- (UNAUDITED)

The following table contains basic information regarding the Trustees and Officers that oversee operations of the Funds and other investment companies within the Fund complex. Unless otherwise noted, the address of each Director and executive officer is Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311.

                                                                                      NUMBER OF
                                                                                       FUNDS IN
         NAME           POSITION(S)                                                  FUND COMPLEX
         AND            HELD WITH      LENGTH OF        PRINCIPAL OCCUPATION(S)      OVERSEEN BY
         AGE              TRUST      TIME SERVED(1)       DURING PAST 5 YEARS         TRUSTEE(2)
----------------------- -----------  --------------  ------------------------------- ------------
DISINTERESTED TRUSTEES
Dr. Judith L. Craven     Trustee        2001-        Retired.                            73
Age: 73                                 present






William F. Devin         Trustee        2001-        Retired.                            24
Age: 80                                 present

Richard W. Grant         Trustee        2011-        Retired.                            24
Age: 73                  Chairman       present
                         of the
                         Board

Stephen J. Gutman        Trustee        2001-        Senior Vice President and           24
Age: 75                                 present      Associate Broker, The
                                                     Corcoran Group (real estate)
                                                     (2002 to present); President,
                                                     SJG Marketing, Inc. (2009 to
                                                     present).

Eileen A. Kamerick       Trustee        2018-        National Association of             24
Age: 60                                 present      Corporate Directors Board
                                                     Leadership Fellow and
                                                     financial expert; Adjunct
                                                     Professor of Law, University
                                                     of Chicago, Washington
                                                     University in St. Louis and
                                                     University of Iowa law schools
                                                     (2007 to Present); formerly,
                                                     Senior Advisor to the Chief
                                                     Executive Officer and
                                                     Executive Vice President and
                                                     Chief Financial Officer of
                                                     ConnectWise, Inc. (software
                                                     and services company) (2015
                                                     to 2016); Chief Financial
                                                     Officer, Press Ganey
                                                     Associates (health care
                                                     informatics company) (2012
                                                     to 2014).
INTERESTED TRUSTEE

Peter A. Harbeck(4)      Trustee        2001-        President (1995 to present),        150
Age: 64                                 present      CEO (1997 to present), and
                                                     Director (1992 to present),
                                                     SunAmerica; Director, AIG
                                                     Capital Services, Inc. ("ACS")
                                                     (1993 to present); Chairman,
                                                     President and CEO, Advisor
                                                     Group, Inc. (2004 to 2016).


         NAME                OTHER DIRECTORSHIP(S)
         AND                    HELD BY TRUSTEE
         AGE               DURING PAST FIVE YEARS(3)
----------------------- ---------------------------------
DISINTERESTED TRUSTEES
Dr. Judith L. Craven    Director A.G. Belo Corp.
Age: 73                 (media company) (1992 to
                        2014); Director, Sysco Corp.
                        (food marketing and
                        distribution company) (1996
                        to 2017); Director, Luby's, Inc.
                        (1998 to present).

William F. Devin        None
Age: 80

Richard W. Grant        None
Age: 73



Stephen J. Gutman       None
Age: 75





Eileen A. Kamerick      Hochschild Mining plc
Age: 60                 (precious metals company)
                        (2016 to Present); Associated
                        Banc-Corp (financial services
                        company) (2007 to Present);
                        Legg Mason Closed End
                        Funds (registered investment
                        companies) (2013 to
                        Present); Westell
                        Technologies, Inc.
                        (technology company) (2003
                        to 2016).








INTERESTED TRUSTEE

Peter A. Harbeck(4)     None
Age: 64






--------
(1) Trustees serve until their successors are duly elected and qualified.
(2) The term "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or any investment adviser that is an affiliate of the Adviser. The "Fund Complex" includes the Trust (1 fund), SunAmerica Money Market

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2018 -- (UNAUDITED) (CONTINUED)

   Funds Inc. ("SAMMF") (1 fund), SunAmerica Equity Funds ("SAEF") (2 funds), SunAmerica Income Funds ("SAIF") (3 funds), SunAmerica Series, Inc. ("SA Series") (6 funds), Anchor Series Trust ("AST") (5 portfolios), SunAmerica Specialty Series (6 funds), SunAmerica Series Trust ("SAST")
   (58 portfolios), VALIC Company I ("VALIC I") (34 funds), VALIC Company II ("VALIC II") (15 funds), Seasons Series Trust ("SST") (19 portfolios).
(3) Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
(4) Mr. Harbeck is considered to be an Interested Trustee because he serves as President, CEO and Director of SunAmerica and Director of ACS.

Additional information concerning the Trustees is contained in the Statement of Additional Information which is available, without charge, by calling (800) 858-8850.

        NAME
        AND            POSITION(S)       LENGTH OF                           PRINCIPAL OCCUPATION(S)
        AGE           HELD WITH TRUST   TIME SERVED                            DURING PAST 5 YEARS
--------------------- ---------------   ----------- ---------------------------------------------------------------------------
OFFICERS

John T. Genoy         President           2007-     Chief Financial Officer, SunAmerica (2002 to present); Senior Vice
Age: 50                                   present   President, SunAmerica (2004 to present); Chief Operating Officer,
                                                    SunAmerica (2006 to present).

Gregory R. Kingston   Treasurer           2014-     Vice President, SunAmerica (2001 to present); Head of Mutual Fund
Age: 52                                   present   Administration, SunAmerica (2014 to present); Senior Vice President,
2919 Allen Parkway                                  SunAmerica (2014-present).
Houston, Texas 77019

James Nichols         Vice President      2006-     Director, President and CEO, ACS (2006 to present); Senior Vice President,
Age: 52                                   present   SunAmerica (2002 to present).

Gregory N. Bressler   Secretary           2005-     Senior Vice President and General Counsel, SunAmerica (2005 to present).
Age: 52                                   present

Kathleen D. Fuentes   Chief Legal         2013-     Vice President and Deputy General Counsel, SunAmerica (2006 to present).
Age: 49               Officer and         present
                      Assistant
                      Secretary

Timothy P. Pettee     Vice President      2018 to   Chief Investment Officer, SunAmerica (2018 to Present); Lead Portfolio
Age: 60                                   Present   Manager-Rules Based Funds (2013 to Present); Chief Investment Officer
                                                    (2003 to 2013)

Shawn Parry           Vice President      2014-     Assistant Vice President, SunAmerica (2005 to 2014); Vice President,
Age: 46               and Assistant       present   SunAmerica (2014 to present).
2919 Allen Parkway    Treasurer
Houston, Texas 77019

Donna M. McManus      Vice President      2014-     Managing Director, BNY Mellon (2009-2014); Vice President, SunAmerica,
Age: 57               and Assistant       present   (2014 to present).
                      Treasurer

Christopher C. Joe    Chief               2017 to   Chief Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series
Age: 49               Compliance          Present   Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II
2919 Allen Parkway    Officer                       (2017-Present); Chief Compliance Officer, VALIC Retirement Services
Houston, Texas 77019                                Company (2017-Present); Chief Compliance Officer, The Variable Annuity
                                                    Life Insurance Company (2017 to Present); Chief Compliance Officer,
                                                    Invesco PowerShares (2012-2017); Chief Compliance Officer, Invesco
                                                    Investment Advisers, LLC (2010-2013); U.S. Compliance Director, Invesco
                                                    Ltd. (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, LLC
                                                    (2014-2015).

Matthew J. Hackethal  Anti-Money          2006-     Acting Chief Compliance Officer, AIG Funds, Anchor Series Trust, Seasons
Age: 47               Laundering          present   Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC
                      ("AML")                       Company II (2016 to 2017); Chief Compliance Officer, SunAmerica (2006 to
                      Compliance                    Present); Chief Compliance Officer, The Variable Annuity Life Insurance
                      Officer                       Company (2016 to 2017); AML Compliance Officer, AIG Funds, Anchor
                                                    Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC
                                                    Company I and VALIC Company II (2006 to Present); and Vice President,
                                                    SunAmerica (2011 to Present).

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        SHAREHOLDER TAX INFORMATION -- (UNAUDITED)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended December 31, 2018. The information necessary to complete your income tax returns is included with your Form 1099-DIV, which will be mailed to shareholders in early 2019.

During the year ended December 31, 2018, the Fund paid the following dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                               NET       QUALIFYING % FOR
                                            LONG-TERM   THE 70% DIVIDENDS
                                          CAPITAL GAINS RECEIVED DEDUCTION
      -                                   ------------- ------------------
      Class A............................     $ --              --%
      Class C............................       --              --

For the year ended December 31, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, none may be considered qualified dividend income.

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        COMPARISON: FUND VS. INDEX -- (UNAUDITED)

As required by the Securities and Exchange Commission, the graph on the following pages compares the performance of a $10,000 investment in the Fund to a similar investment in the index. Please note that the term "inception," as used herein, reflects the date on which a specific class of shares commenced operations. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The graph presents the performance of Class C shares of the Fund. The performance of the other class will vary based upon the difference in sales charges and fees assessed to shareholders of that class. Past performance does not predict future results.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        COMPARISON: FUND VS. INDEX -- (UNAUDITED) (CONTINUED)

The AIG Senior Floating Rate Fund (Class C) returned -0.90%, modestly underperforming its benchmark, the S&P/LSTA Leveraged Loan Index (the "LLI"),* which returned 0.44% for the annual period ended December 31, 2018. The Fund also underperformed the Bloomberg Barclays U.S. Aggregate Bond Index,* a broad-based fixed income market index, which returned 0.01% for the same annual period.

In aggregate, industry allocation decisions detracted from the Fund's relative results, including the Fund's underweight position in the strongly performing retail industry. We held the underweight, however, as the industry faces strong secular headwinds and companies within the sector have highly levered capital structures and limited free cash flow to invest. We were particularly cautious on mall-based retailers. The Fund's overweight to the building materials industry also dampened its relative results. Recent earnings trends from high quality companies in the industry have shown a trend of higher cost inflation. Partially offsetting these detractors was the Fund's overweight to the metals and mining industry, which contributed positively to relative results during the annual period. We were finding what we viewed as shorter-term opportunities among U.S. thermal coal companies that are increasing exports to Europe and Asia. We were also finding what we saw as longer-term opportunities in U.S. aluminum manufacturers that stand to benefit, in our view, as the auto industry transitions to electric vehicles.

Security selection overall contributed favorably to the Fund's results, driven primarily by strong selection within the consumer cyclical services and what is known as the "other industrial" industries. The type of "other industrial" holdings in the portfolio included companies in the power transmission and transportation, integrated manufacturing, equipment and materials, and home improvement industries. This was partially offset by weaker selection within the financial institutions and energy industries, which detracted.

Quality allocation as a whole contributed positively. Compared to the LLI, as of the end of 2018, we maintained an overweight position in loans rated BB, as we believed they offered the best risk/reward profiles.

Among individual loans, we found what we considered to be the best opportunities among higher quality, U.S.-focused issuers in less cyclical industries. The individual loans that contributed most positively to the Fund's absolute returns were those of coal miner Foresight Energy, oil refineries owner and operator Philadelphia Energy Solutions and forged products sub-systems manufacturing company Ameriforge Group, the last of which is not a constituent of the LLI but outperformed the LLI during the annual period. Significant detractors from the Fund's returns included loans issued by sales and marketing services provider to consumer-packaged goods companies and retailers Acosta, oil and gas properties owner and operator American-Energy Marcellus, construction services provider Brand Services and oil and gas exploration and production company Chesapeake Energy.

--------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

* The S&P/LSTA LEVERAGED LOAN INDEX (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loans. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings, spreads and interest payments. The BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current portfolio construction.

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of an active trading market, in certain cases, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities (e.g., unsecured loans or high yield securities) that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        COMPARISON: FUND VS. INDEX -- (UNAUDITED) (CONTINUED)


                                     [CHART]

              Senior Floating     S&P/LSTA Leveraged    Bloomberg Barclays U.S.
             Rate Fund Class C       Loan Index++       Aggregate Bond Index**
             -----------------   -------------------    ----------------------
12/31/2008        $10,000              $10,000                  $10,000
 1/31/2009         10,590               10,740                    9,912
 2/28/2009         10,503               10,824                    9,874
 3/31/2009         10,479               10,980                   10,012
 4/30/2009         11,765               11,935                   10,060
 5/31/2009         12,731               12,663                   10,132
 6/30/2009         13,558               13,218                   10,190
 7/31/2009         14,253               13,844                   10,354
 8/31/2009         14,668               14,158                   10,462
 9/30/2009         15,238               14,611                   10,572
10/31/2009         15,518               14,691                   10,624
11/30/2009         15,599               14,729                   10,761
12/31/2009         16,025               15,162                   10,593
 1/31/2010         16,470               15,472                   10,755
 2/28/2010         16,480               15,516                   10,795
 3/31/2010         16,863               15,865                   10,782
 4/30/2010         17,116               16,099                   10,894
 5/31/2010         16,752               15,736                   10,986
 6/30/2010         16,635               15,663                   11,158
 7/31/2010         16,858               15,903                   11,277
 8/31/2010         16,935               15,957                   11,422
 9/30/2010         17,144               16,181                   11,434
10/31/2010         17,377               16,435                   11,475
11/30/2010         17,439               16,493                   11,409
12/31/2010         17,630               16,698                   11,286
 1/31/2011         17,897               17,027                   11,299
 2/28/2011         18,034               17,106                   11,327
 3/31/2011         18,028               17,103                   11,334
 4/30/2011         18,108               17,212                   11,478
 5/31/2011         18,104               17,197                   11,627
 6/30/2011         18,032               17,133                   11,593
 7/31/2011         18,046               17,158                   11,777
 8/31/2011         17,167               16,403                   11,949
 9/30/2011         17,227               16,473                   12,036
10/31/2011         17,646               16,949                   12,049
11/30/2011         17,574               16,866                   12,039
12/31/2011         17,641               16,952                   12,171
 1/31/2012         17,947               17,322                   12,278
 2/29/2012         18,070               17,455                   12,275
 3/31/2012         18,204               17,589                   12,208
 4/30/2012         18,312               17,719                   12,343
 5/31/2012         18,200               17,600                   12,455
 6/30/2012         18,307               17,721                   12,460
 7/31/2012         18,482               17,926                   12,632
 8/31/2012         18,663               18,128                   12,640
 9/30/2012         18,862               18,329                   12,657
10/31/2012         18,885               18,387                   12,682
11/30/2012         18,949               18,444                   12,702
12/31/2012         19,087               18,589                   12,684
 1/31/2013         19,312               18,787                   12,595
 2/28/2013         19,325               18,826                   12,658
 3/31/2013         19,457               18,981                   12,669
 4/30/2013         19,632               19,094                   12,797
 5/31/2013         19,622               19,130                   12,568
 6/30/2013         19,495               19,017                   12,374
 7/31/2013         19,675               19,205                   12,391
 8/31/2013         19,666               19,198                   12,328
 9/30/2013         19,678               19,245                   12,444
10/31/2013         19,834               19,385                   12,545
11/30/2013         19,918               19,481                   12,498
12/31/2013         19,996               19,572                   12,427
 1/31/2014         20,123               19,700                   12,611
 2/28/2014         20,153               19,735                   12,678
 3/31/2014         20,212               19,806                   12,656
 4/30/2014         20,194               19,828                   12,763
 5/31/2014         20,250               19,965                   12,908
 6/30/2014         20,352               20,080                   12,915
 7/31/2014         20,314               20,074                   12,883
 8/31/2014         20,349               20,105                   13,025
 9/30/2014         20,209               19,985                   12,937
10/31/2014         20,244               20,037                   13,064
11/30/2014         20,306               20,137                   13,156
12/31/2014         20,000               19,884                   13,169
 1/31/2015         20,015               19,950                   13,445
 2/28/2015         20,326               20,231                   13,318
 3/31/2015         20,391               20,307                   13,380
 4/30/2015         20,579               20,493                   13,332
 5/31/2015         20,624               20,532                   13,300
 6/30/2015         20,513               20,446                   13,155
 7/31/2015         20,475               20,445                   13,247
 8/31/2015         20,289               20,302                   13,228
 9/30/2015         20,119               20,170                   13,317
10/31/2015         20,111               20,133                   13,319
11/30/2015         19,867               19,957                   13,284
12/31/2015         19,630               19,747                   13,241
 1/31/2016         19,462               19,618                   13,423
 2/29/2016         19,369               19,515                   13,519
 3/31/2016         19,928               20,053                   13,643
 4/30/2016         20,333               20,451                   13,695
 5/31/2016         20,529               20,633                   13,698
 6/30/2016         20,538               20,637                   13,945
 7/31/2016         20,812               20,933                   14,033
 8/31/2016         20,953               21,090                   14,017
 9/30/2016         21,120               21,272                   14,008
10/31/2016         21,265               21,448                   13,901
11/30/2016         21,295               21,504                   13,572
12/31/2016         21,546               21,753                   13,592
 1/31/2017         21,744               21,875                   13,618
 2/28/2017         21,858               21,984                   13,710
 3/31/2017         21,872               22,002                   13,703
 4/30/2017         21,908               22,098                   13,808
 5/31/2017         21,969               22,179                   13,915
 6/30/2017         21,950               22,169                   13,901
 7/31/2017         22,093               22,322                   13,960
 8/31/2017         22,015               22,312                   14,086
 9/30/2017         22,118               22,399                   14,019
10/31/2017         22,305               22,533                   14,027
11/30/2017         22,312               22,560                   14,009
12/31/2017         22,399               22,649                   14,073
 1/31/2018         22,571               22,867                   13,911
 2/28/2018         22,594               22,912                   13,779
 3/31/2018         22,621               22,977                   13,867
 4/30/2018         22,713               23,072                   13,764
 5/31/2018         22,708               23,111                   13,863
 6/30/2018         22,706               23,137                   13,845
 7/31/2018         22,874               23,308                   13,849
 8/31/2018         22,986               23,402                   13,938
 9/30/2018         23,124               23,563                   13,848
10/31/2018         23,070               23,555                   13,739
11/30/2018         22,810               23,343                   13,821
12/31/2018         22,197               22,749                   14,075



                       Class A            Class C            Class W
    Senior        ------------------ ------------------ ------------------
    Floating      Average            Average            Average
     Rate         Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund#        Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     (4.20)%  (0.41)%   (1.85)%  (0.90)%   (0.34)%  (0.34)%
--------------------------------------------------------------------------
5 Year Return       1.66%   12.77%     2.11%   11.01%       N/A      N/A
--------------------------------------------------------------------------
10 Year Return      8.21%  128.68%     8.30%  121.97%       N/A      N/A
--------------------------------------------------------------------------
Since Inception*    2.76%   45.02%     3.53%  102.65%     1.37%    2.34%
--------------------------------------------------------------------------

                     # For the purposes of the table, it has been assumed that the maximum sales charge of 3.75% with respect to Class A shares was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class C shares have been deducted, as applicable.
                     + Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
                     *  Inception date: Class A: 10/04/2006; Class C:
                        08/31/1998; Class W: 04/20/2017
                     ++ The S&P/LSTA Leveraged Loan Index (LLI) reflects the
                        market-weighted performance of U.S. dollar-denominated institutional leveraged loans. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings, spreads and interest payments.
                     ** The Bloomberg Barclays U.S. Aggregate Bond Index
                        represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

                     Indices are not managed and an investor cannot invest directly into an index.

                     The Fund operated as a closed-end investment company with monthly repurchase offers until October 4, 2006, whereupon it converted to an open-end investment company. Information in the graph and table reflects performance of the Fund as a closed-end investment company through October 3, 2006, and the Fund may have performed differently if it were an open-end investment company prior to that date.

                     For the 12 month period ended December 31, 2018, the AIG Senior Floating Rate Class C returned -1.85% compared to 0.44% for the S&P/LSTA Leveraged Loan Index and 0.01% for the Bloomberg Barclays U.S. Aggregate Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. Maximum Sales Charge: Class A: 3.75%; Contingent Deferred Sales Charge (CDSC): Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.safunds.com

[LOGO]
AIG Funds
HARBORSIDE 5
185 HUDSON STREET, SUITE 3300
JERSEY CITY, NJ 07311

DIRECTORS                  VOTING PROXIES ON FUND     DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven      PORTFOLIO SECURITIES       PORTFOLIO HOLDINGS
 William F. Devin          A description of the       The Fund is required to
 Richard W. Grant          policies and proce-dures   file its com-plete
 Stephen J. Gutman         that the Fund uses to      schedule of portfolio
 Peter A. Harbeck          determine how to vote      holdings with the U.S.
 Eileen A. Kamerick        proxies related to         Securities and Exchange
OFFICERS                   securities held in the     Commission for its first
 John T. Genoy, President  Fund's portfolio, which    and third fiscal quarters
   and Chief Executive     is available in the        on Form N-Q. The Fund's
   Officer                 Fund's Statement of        Forms N-Q are available
 James Nichols, Vice       Additional Information     on the U.S. Securities
   President               may be ob-tained without   and Exchange Commission's
 Timothy Pettee, Vice      charge upon request, by    website at
   President               calling (800) 858-8850.    http://www.sec.gov. You
 Christopher C. Joe,       This in-formation is also  can also review and
   Chief Compliance        available from the EDGAR   obtain copies of the
   Officer                 database on the U.S.       Forms N-Q at the U.S.
 Gregory N. Bressler,      Secu-rities and Exchange   Securities and Exchange
   Secretary               Commission's website at    Commission's Public
 Gregory R. Kingston,      http://www.sec.gov.        Refer-ence Room in
   Treasurer               DELIVERY OF SHAREHOLDER    Washington, DC
 Kathleen Fuentes, Chief   DOCUMENTS                  (information on the
   Legal Officer and       The Fund has adopted a     operation of the Public
   Assistant Secretary     policy that allows it to   Reference Room may be
 Matthew J. Hackethal,     send only one copy of the  ob-tained by calling
   Anti-Money Laundering   Fund's prospectus, proxy   1-800-SEC-0330).
   Compliance Officer      material, annual report    PROXY VOTING RECORD ON
 Donna McManus, Vice       and semi-annual report     FUND PORTFOLIO SECURITIES
   President and           (the "shareholder          Information regarding how
   Assistant Treasurer     documents") to             the Fund voted proxies
 Shawn Parry, Vice         shareholders with          relating to securities
   President and           multiple accounts          held in the Fund's
   Assistant Treasurer     residing at the same       portfolio during the most
INVESTMENT ADVISER         "household." This          recent twelve month
 SunAmerica Asset          practice is called         period ended June 30 is
   Management, LLC         householding and reduces   available, once filed
 Harborside 5              Fund expenses, which       with the U.S. Securities
 185 Hudson Street, Suite  benefits you and other     and Exchange Commis-sion,
   3300                    shareholders. Unless the   without charge, upon
 Jersey City, NJ 07311     Fund receives              request, by calling
DISTRIBUTOR                instructions to the        (800) 858-8850 or on the
 AIG Capital Services,     con-trary, you will only   U.S. Securities and
   Inc.                    receive one copy of the    Exchange Commission's
 Harborside 5              shareholder documents.     website at
 185 Hudson Street, Suite  The Fund will continue to  http://www.sec.gov.
   3300                    household the              This report is submitted
 Jersey City, NJ 07311     share-holder documents     solely for the general
SHAREHOLDER SERVICING      indefinitely, until we     information of
AGENT                      are instructed otherwise.  shareholders of the Fund.
 AIG Fund Services, Inc.   If you do not wish to      Distribution of this
 Harborside 5              participate in             report to persons other
 185 Hudson Street, Suite  house-holding, please      than shareholders of the
   3300                    contact Shareholder        Fund is authorized only
 Jersey City, NJ 07311     Services at (800)          in connection with a
TRANSFER AGENT             858-8850 ext. 6010 or      currently effective
 DST Asset Manager         send a written request     prospectus, setting forth
   Solutions, Inc.         with your name, the name   details of the Fund,
 303 W 11th Street         of your fund(s) and your   which must precede or
 Kansas City, MO 64105     account number(s) to AIG   accompany this report.
CUSTODIAN                  Funds, P.O. Box 219186,
 State Street Bank and     Kansas City MO,
   Trust Company           64121-9186. We will
 One Lincoln St.           resume individual
 Boston, MA 02111          mailings for your account
                           within thirty (30) days
                           of receipt of your
                           request.

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1   GO TO WWW.AIG.COM/FUNDS
                   2   CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER.

AIG FUNDS ARE ADVISED BY SUNAMERICA ASSET MANAGEMENT, LLC (SAAMCO) AND DISTRIBUTED BY AIG CAPITAL SERVICES, INC. (ACS), MEMBER FINRA. Harborside
5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.


[LOGO]

aig.com/funds

SFANN - 12/18

Item 2. Code of Ethics

     The SunAmerica Senior Floating Rate Fund, Inc. (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the "Code"). During the fiscal year ended December 31, 2018, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant's Principal Executive and Principal Accounting Officers (the "Covered Officers").


Item 3. Audit Committee Financial Expert.

     As of January 16, 2018, the registrant's Board of Directors has determined that Eileen A. Kamerick, a Director of the registrant, qualifies as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Ms. Kamerick is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

     (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                2017       2018
                              --------   --------
     (a) Audit Fees           $107,713   $110,943
     (b) Audit-Related Fees   $      0   $      0
     (c) Tax Fees             $ 16,216   $ 14,067
     (d) All Other Fees       $      0   $      0

     Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

     Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                               2017      2018
                              -------   -------
     (b) Audit-Related Fees   $     0   $     0
     (c) Tax Fees             $     0   $     0
     (d) All Other Fees       $     0   $36,429

     (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

          (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f)  Not applicable.

     (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2017 and 2018 were $16,216 and $119,067, respectively.

     (h)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

     Not  applicable.

Item 6. Investments.

     Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not  applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not  applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not  applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this
     Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.


Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

         Not applicable.

Item 13. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: March 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: March 8, 2019


By: /s/ Gregory R. Kingston
    ------------------------------------
    Gregory R. Kingston
    Treasurer

Date: March 8, 2019